UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23409
American Funds Multi-Sector Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class A
| MIAQX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.75%
Management's discussion of fund performance
The fund’s Class A shares gained 6.59% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class A (with sales charge) 2	2.62%	2.56%	3.54%
American Funds Multi-Sector Income Fund — Class A (without sales charge) 2	6.59%	3.34%	4.23%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	0.72%
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.21%	3.23%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.20%	4.84%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.30%	1.84%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	1.43%
1
Class A shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class C
| MIAUX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentag e of a $10,000 investment
Class C	$ 149	1.45%
Management's discussion of fund performance
The fund’s Class C shares gained
5.85
% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class C (with sales charge) 2	4.85%	3.69%
American Funds Multi-Sector Income Fund — Class C (without sales charge) 2	5.85%	3.69%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class C shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class T
| MIAVX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 43	0.42%
Management's discussion of fund performance
The fund’s Class T shares gained 6.94% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class T (with sales charge) 2	4.26%	4.16%
American Funds Multi-Sector Income Fund — Class T (without sales charge) 2	6.94%	4.72%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class T shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-1
| MIAWX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 76	0.74%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.60% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class F-1 2	6.60%	4.41%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class F-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-2
| MIAYX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 50	0.48%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.88% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class F-2 2	6.88%	3.61%	4.46%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	0.72%
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.21%	3.23%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.20%	4.84%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.30%	1.84%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	1.43%
1
Class F-2 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-3
| MIAZX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 38	0.37%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.99% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class F-3 2	6.99%	3.70%	4.53%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	0.72%
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.21%	3.23%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.20%	4.84%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.30%	1.84%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	1.43%
1
Class F-3 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-A
| CMBKX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 79	0.76%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.58% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-A (with sales charge) 2	2.85%	3.63%
American Funds Multi-Sector Income Fund — Class 529-A (without sales charge) 2	6.58%	4.42%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class 529-A shares were first offered
on
May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-C
| CMBLX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 153	1.49%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 5.81% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-C (with sales charge) 2	4.81%	3.71%
American Funds Multi-Sector Income Fund — Class 529-C (without sales charge) 2	5.81%	3.71%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class 529-C shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd
and
J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-E
| CMBMX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 97	0.94%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.40% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-E 2	6.40%	4.30%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class 529-E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-T
| CMBNX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 49	0.47%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 6.89% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-T (with sales charge) 2	4.21%	4.10%
American Funds Multi-Sector Income Fund — Class 529-T (without sales charge) 2	6.89%	4.67%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class 529-T shares were first offered on
May
1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-1
| CMBOX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 57	0.55%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 6.81% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual total
returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-1 2	6.81%	4.62%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class 529-F-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-2
| CMBPX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 48	0.46%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.90% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of
dividends
and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-2 2	6.90%	2.89%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.05%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.79%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	(1.13) %
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.27%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-3
| CMBQX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 46	0.44%
Management's discussion of fund performance
The fund’s Class 529-F-3
shares
gained 6.91% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation
as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-3 2	6.91%	2.92%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.05%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.79%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	(1.13) %
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.27%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J
.
P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-1
| RMDNX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 138	1.34%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 5.99% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period
.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-1 2	5.99%	4.00%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete
information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-1 shares increased from 1.21% to 1.34% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-2
| RMDOX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 133	1.29%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 6.02% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative
contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-2 2	6.02%	3.90%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-2 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-2 shares decreased from 1.37% to 1.29% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Lit. No. MFR2ARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-2E
| RMDPX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund
costs
for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 90	0.87%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.55% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield
and
investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-2E 2	6.55%	4.65%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-2E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-2E shares increased from 0.44% to 0.87% during the reporting
period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets, as well as an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Lit. No. MF2EARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-3
| RMDQX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 100	0.97%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.35% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively
on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-3 2	6.35%	4.19%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-3 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is
unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-4
| RMDRX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 70	0.68%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.65% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-4 2	6.65%	4.48%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-4 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P.
Morgan
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund
changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at (800) 421-4225.
The total annual operating expense for Class R-4 shares decreased from 0.73% to 0.68% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Lit. No. MFR4ARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-5E
| RMDSX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 53	0.51%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 6.84% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-5E 2	6.84%	4.64%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-5E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P.
Morgan
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-5
| RMDTX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 42	0.41%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 6.95% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-5 2	6.95%	4.76%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-5 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-126-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-6
| RMDUX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 38	0.37%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 6.99% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-6 2	6.99%	3.70%	4.53%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	0.72%
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.21%	3.23%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.20%	4.84%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.30%	1.84%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	1.43%
1
Class R-6 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your fin
a
ncial intermediary.
Lit. No. MFR6ARX-126-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	135,000	4,000	9,000	None
December 31, 2023	2,000	2,000	9,000	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	2,151,000	None	11,000
December 31, 2023	Not Applicable	1,979,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	2,174,000
December 31, 2023	1,989,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Multi-Sector Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. MFGEFP4-126-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 96.27%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 64.59%
Financials 12.74%
	AG Issuer, LLC 6.25% 3/1/2028[1]	USD13,789	$13,735
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	14,938	15,503
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	10,350	9,887
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	18,918	18,781
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	12,025	11,611
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	2,510	2,523
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	1,215	1,205
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	21,435	21,659
	Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[2]	EUR100	111
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[2]	6,650	7,685
	Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[2]	20,954	21,708
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[2]	2,605	2,861
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	3,046	3,220
	American International Group, Inc. 5.125% 3/27/2033	USD9,222	9,113
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	11,120	11,195
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	20,615	19,453
	Aon Corp. 5.35% 2/28/2033	6,127	6,104
	Aon North America, Inc. 5.15% 3/1/2029	1,450	1,455
	Aon North America, Inc. 5.30% 3/1/2031	1,075	1,080
	Aon North America, Inc. 5.45% 3/1/2034	15,055	15,039
	Aon North America, Inc. 5.75% 3/1/2054	2,350	2,294
	Aretec Group, Inc. 7.50% 4/1/2029[1]	22,271	22,192
	Aretec Group, Inc. 10.00% 8/15/2030[1]	6,570	7,184
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,903	1,895
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,308	2,279
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	13,532	13,200
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	7,481	7,189
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	5,773	5,843
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[3,4]	5,661	5,679
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	3,185	3,254
	Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	196
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	23,400	21,226
	Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	13,600	11,633
	Bank of America Corp. 3.366% 1/23/2026 (3-month USD CME Term SOFR + 1.072% on 1/23/2025)[2]	775	774
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	10,000	10,023
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	15,900	13,383
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[2]	3,490	3,462
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	7,566	7,774
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	8,469	8,482
	Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	2,000	1,941
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[2]	2,560	2,536
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[2]	723	724
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	4,060	4,051
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[2]	9,942	9,899
	BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	17,200	16,334
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	12,715	13,178

1	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	USD8,194	$8,492
	BBVA Bancomer, SA 8.125% 1/8/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.214% on 1/8/2034)[1,2]	3,342	3,412
	BlackRock Funding, Inc. 5.00% 3/14/2034	10,000	9,880
	BlackRock Funding, Inc. 5.25% 3/14/2054	16,206	15,324
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	24,444	25,155
	Blackstone, Inc. 5.00% 12/6/2034	4,254	4,114
	Block, Inc. 2.75% 6/1/2026	5,105	4,923
	Block, Inc. 3.50% 6/1/2031	2,323	2,047
	Block, Inc. 6.50% 5/15/2032[1]	22,500	22,745
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,171	2,141
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	19,050	19,986
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	20,000	19,833
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	4,064	4,105
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	10,000	10,640
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	7,000	7,068
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	4,758	4,793
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	20,398	20,684
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	16,575	17,217
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	42,869	43,579
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	4,306	4,434
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,700	1,442
	Chubb INA Holdings, LLC 5.00% 3/15/2034	36,154	35,728
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[2]	845	850
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	4,949	4,947
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[2]	12,526	12,174
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	3,399	3,053
	Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034)[2]	2,100	2,084
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	5,505	4,906
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	15,303	13,787
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	18,320	15,501
	Commonwealth Bank of Australia 4.577% 11/27/2026	7,820	7,823
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	22,215	21,340
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	11,605	10,678
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	7,377	7,722
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	6,360	5,713
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[2]	16,575	15,715
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[2]	EUR792	839
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[2]	28,256	31,139
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[2]	USD560	553
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	13,297	13,575
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[2]	2,976	2,959
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[2]	2,893	2,833
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	2,774	2,290
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[2]	16,759	14,173
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	11,955	10,307
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	15,475	15,774
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[2]	32,385	31,797
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	1,493	1,038
	Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	686	512
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,2]	2,000	1,876
	Hightower Holding, LLC 6.75% 4/15/2029[1]	12,115	12,075
	Hightower Holding, LLC 9.125% 1/31/2030[1]	4,390	4,628
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	26,375	26,832
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	25,785	26,362
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]	9,260	10,068
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[2]	738	743
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	9,400	9,936
	HUB International, Ltd. 5.625% 12/1/2029[1]	12,508	12,143
	HUB International, Ltd. 7.25% 6/15/2030[1]	29,071	29,822
	HUB International, Ltd. 7.375% 1/31/2032[1]	12,035	12,231
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[3,4]	4,069	4,101
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	17,645	16,258

American Funds Multi-Sector Income Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[2]	USD90	$89
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	5,350	5,141
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	22,755	23,211
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	20,279	20,197
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[2]	15,530	15,239
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	44,155	45,186
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[2]	36,255	35,886
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[2]	10,973	10,577
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[2]	3,500	3,419
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	29,100	27,870
	Korea Exchange Bank 3.25% 3/30/2027[1]	4,110	3,986
	Korea Exchange Bank 3.25% 3/30/2027	3,890	3,772
	LPL Holdings, Inc. 4.00% 3/15/2029[1]	13,325	12,640
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	5,945	5,497
	Manappuram Finance, Ltd. 7.375% 5/12/2028	10,110	10,195
	Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,825	1,803
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	2,925	2,890
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	40,465	39,519
	Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	2,200	2,136
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25,430	24,386
	Mastercard, Inc. 4.35% 1/15/2032	1,713	1,656
	Mastercard, Inc. 4.875% 5/9/2034	8,031	7,911
	Mastercard, Inc. 4.55% 1/15/2035	17,510	16,786
	Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[2]	1,340	1,336
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	4,714	4,729
	Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[2]	2,194	2,292
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[2]	8,212	8,362
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[2]	10,882	10,848
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	30,677	30,477
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	8,989	9,164
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	32,004	31,493
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	6,416	6,440
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[2]	22,681	21,878
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[2]	13,815	13,523
	Navient Corp. 5.00% 3/15/2027	9,220	9,044
	Navient Corp. 4.875% 3/15/2028	5,190	4,956
	Navient Corp. 5.50% 3/15/2029	3,330	3,147
	Navient Corp. 9.375% 7/25/2030	4,012	4,291
	Navient Corp. 11.50% 3/15/2031	7,580	8,485
	Navient Corp. 5.625% 8/1/2033	26,875	23,281
	New York Life Global Funding 4.60% 12/5/2029[1]	6,908	6,861
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	1,990	1,992
	OneMain Finance Corp. 7.125% 3/15/2026	1,385	1,411
	OneMain Finance Corp. 7.50% 5/15/2031	27,470	28,224
	OneMain Finance Corp. 7.125% 11/15/2031	16,975	17,313
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	7,171	7,442
	Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.021% 8/17/2028[3,4]	6,428	6,461
	Owl Rock Capital Corp. 3.75% 7/22/2025	1,063	1,054
	Oxford Finance, LLC 6.375% 2/1/2027[1]	5,781	5,731
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[2]	EUR3,070	3,555
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[2]	16,980	18,629
	PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[2]	USD16,543	17,073
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	39,712	43,365
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	5,850	5,920
	PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	20,824	20,673
	Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,231
	Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,180
	Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,534

3	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	USD12,800	$12,240
	Rede D’Or Finance SARL 4.50% 1/22/2030[1]	1,938	1,734
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[2]	33,802	33,118
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	15,145	14,237
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	22,415	22,193
	Shriram Finance, Ltd. 6.15% 4/3/2028[1]	5,140	5,080
	Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	13,150	13,175
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	7,062	7,020
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[2]	9,123	9,215
	Synchrony Financial 7.25% 2/2/2033	15,000	15,493
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	5,035	4,969
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	17,117	16,923
	Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[2]	4,436	4,313
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	25,597	26,071
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	20,653	20,821
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[3,4]	17,689	18,183
	U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032)[2]	2,134	2,182
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	697	667
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	15,785	16,097
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	15,800	15,940
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,2]	1,824	1,854
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	11,511	10,882
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	2,672	2,206
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	21,395	18,618
	USI, Inc. 7.50% 1/15/2032[1]	6,050	6,264
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[2]	4,815	4,801
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	4,475	4,549
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	250	236
	Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030)[2]	9,200	8,910
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	9,950	9,844
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	3,850	3,846
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	12,684	13,488
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[2]	1,851	1,802
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	2,095	1,751
	Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	3,500	2,999
	Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	1,805	1,547
	Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	836
			2,159,943

Energy 10.07%
	3R Lux SARL 9.75% 2/5/2031[1]	12,851	13,298
	AI Candelaria (Spain), S.L.U. 5.75% 6/15/2033[1]	2,135	1,737
	Apache Corp. 4.625% 11/15/2025	985	980
	Apache Corp. 4.25% 1/15/2030	4,000	3,762
	Apache Corp. 5.10% 9/1/2040	6,770	5,928
	Apache Corp. 5.25% 2/1/2042	4,450	3,862
	Archrock Partners, LP 6.625% 9/1/2032[1]	4,875	4,874
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	5,077	5,187
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,925	1,877
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	3,095	3,079
	Baytex Energy Corp. 8.50% 4/30/2030[1]	2,060	2,107
	Baytex Energy Corp. 7.375% 3/15/2032[1]	15,760	15,371
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	13,735	13,129
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	7,270	7,433
	Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	1,630	1,676
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	30,994	30,962
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	11,893	11,875
	BP Capital Markets America, Inc. 4.893% 9/11/2033	7,074	6,846
	California Resources Corp. 7.125% 2/1/2026[1]	12,000	12,012
	Cheniere Energy Partners, LP 5.95% 6/30/2033	25,000	25,609
	Chevron Corp. 2.236% 5/11/2030	5,035	4,436
	Chevron Corp. 3.078% 5/11/2050	1,250	827

American Funds Multi-Sector Income Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	USD5,120	$5,280
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	12,815	12,658
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	15,000	15,597
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	4,200	4,402
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	25,040	26,136
	CNX Resources Corp. 6.00% 1/15/2029[1]	8,304	8,150
	CNX Resources Corp. 7.375% 1/15/2031[1]	5,085	5,229
	CNX Resources Corp. 7.25% 3/1/2032[1]	15,055	15,383
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	10,865	10,602
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	20,585	19,217
	ConocoPhillips Co. 3.80% 3/15/2052	1,311	958
	ConocoPhillips Co. 5.55% 3/15/2054	17,420	16,763
	ConocoPhillips Co. 5.50% 1/15/2055	4,400	4,189
	Cosan Luxembourg SA 7.50% 6/27/2030[1]	4,000	4,024
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	27,185	28,437
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	17,000	16,928
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	11,235	10,922
	Diamondback Energy, Inc. 5.15% 1/30/2030	6,613	6,629
	Diamondback Energy, Inc. 5.40% 4/18/2034	23,845	23,460
	Diamondback Energy, Inc. 5.75% 4/18/2054	11,179	10,500
	Diamondback Energy, Inc. 5.90% 4/18/2064	7,169	6,737
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,755	1,640
	DT Midstream, Inc. 4.375% 6/15/2031[1]	10,350	9,451
	Ecopetrol SA 6.875% 4/29/2030	5,990	5,851
	Ecopetrol SA 7.75% 2/1/2032	16,000	15,540
	Ecopetrol SA 8.875% 1/13/2033	25,785	26,295
	Ecopetrol SA 8.375% 1/19/2036	9,145	8,827
	EIG Pearl Holdings SARL 3.545% 8/31/2036	11,700	10,025
	Empresa Nacional del Petroleo 5.95% 7/30/2034[1]	625	622
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	540	552
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	10,535	11,126
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	930	819
	Energy Transfer, LP 6.00% 2/1/2029[1]	1,165	1,182
	Energy Transfer, LP 7.375% 2/1/2031[1]	291	305
	Eni SpA 5.50% 5/15/2034[1]	22,628	22,379
	Eni SpA 5.95% 5/15/2054[1]	28,437	27,327
	Enterprise Products Operating, LLC 4.95% 2/15/2035	5,442	5,269
	EOG Resources, Inc. 5.65% 12/1/2054	21,070	20,652
	EQM Midstream Partners, LP 7.50% 6/1/2027[1]	232	237
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	8,175	8,287
	EQM Midstream Partners, LP 4.50% 1/15/2029[1]	7,573	7,220
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	3,175	3,188
	EQM Midstream Partners, LP 7.50% 6/1/2030[1]	5,167	5,517
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	9,671	9,102
	EQT Corp. 3.625% 5/15/2031[1]	1,554	1,386
	Expand Energy Corp. 5.875% 2/1/2029[1]	17,146	17,019
	Expand Energy Corp. 6.75% 4/15/2029[1]	1,280	1,295
	Expand Energy Corp. 4.75% 2/1/2032	1,016	946
	Exxon Mobil Corp. 2.61% 10/15/2030	5,730	5,107
	FORESEA Holding SA 7.50% 6/15/2030	3,680	3,548
	Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	11,607	9,193
	Genesis Energy, LP 8.00% 1/15/2027	4,216	4,293
	Genesis Energy, LP 8.25% 1/15/2029	5,895	5,959
	Genesis Energy, LP 8.875% 4/15/2030	6,849	6,976
	Genesis Energy, LP 7.875% 5/15/2032	4,890	4,794
	GeoPark, Ltd. 5.50% 1/17/2027	6,300	6,049
	Global Partners, LP 8.25% 1/15/2032[1]	4,465	4,595
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[1]	19,700	19,469
	Guara Norte SARL 5.198% 6/15/2034	3,944	3,603
	Guara Norte SARL 5.198% 6/15/2034[1]	1,517	1,386
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	8,345	8,414
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	11,290	11,400
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	4,610	4,699
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	7,441	7,030
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	6,220	5,776
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	8,180	7,564
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	12,860	13,140

5	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Kinetik Holdings, LP 6.625% 12/15/2028[1]	USD10,245	$10,488
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	3,925	4,007
	Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	6,950	6,696
	Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	5,870	5,568
	Matador Resources Co. 6.25% 4/15/2033[1]	11,885	11,548
	MEG Energy Corp. 5.875% 2/1/2029[1]	3,030	2,961
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,5]	27	1
	Modec Finance BV 7.84% 7/15/2026[6,7]	9,000	9,049
	Murphy Oil Corp. 6.00% 10/1/2032	6,805	6,544
	MV24 Capital BV 6.748% 6/1/2034	6,364	6,040
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	6,230	6,228
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	16,395	16,688
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.585% 10/30/2028[3,4]	926	889
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	34,160	34,058
	NFE Financing, LLC 12.00% 11/15/2029[1]	162,743	171,120
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	13,620	13,812
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	12,535	12,644
	Noble Finance II, LLC 8.00% 4/15/2030[1]	23,660	23,920
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	15,385	15,635
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	9,305	9,616
	Occidental Petroleum Corp. 5.20% 8/1/2029	1,270	1,261
	Occidental Petroleum Corp. 6.625% 9/1/2030	2,473	2,590
	Occidental Petroleum Corp. 6.125% 1/1/2031	664	680
	Occidental Petroleum Corp. 5.375% 1/1/2032	850	833
	Occidental Petroleum Corp. 5.55% 10/1/2034	32,650	31,779
	Occidental Petroleum Corp. 4.40% 8/15/2049	1,972	1,389
	Oleoducto Central SA 4.00% 7/14/2027[1]	5,210	4,931
	Oleoducto Central SA 4.00% 7/14/2027	1,250	1,183
	ONEOK, Inc. 4.50% 3/15/2050	1,500	1,184
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	4,090	4,180
	Permian Resources Operating, LLC 5.875% 7/1/2029[1]	11,000	10,801
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	10,930	12,026
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	8,165	8,296
	Permian Resources Operating, LLC 6.25% 2/1/2033[1]	4,815	4,757
	Petrobras Global Finance BV 7.375% 1/17/2027	1,600	1,647
	Petroleos Mexicanos 6.875% 10/16/2025	2,780	2,773
	Petroleos Mexicanos 4.50% 1/23/2026	5,084	4,910
	Petroleos Mexicanos 6.875% 8/4/2026	12,646	12,436
	Petroleos Mexicanos 6.49% 1/23/2027	6,932	6,729
	Petroleos Mexicanos 6.50% 3/13/2027	12,080	11,688
	Petroleos Mexicanos 8.75% 6/2/2029	5,791	5,806
	Petroleos Mexicanos 5.95% 1/28/2031	14,270	12,062
	Petroleos Mexicanos 6.70% 2/16/2032	13,886	12,091
	Petroleos Mexicanos 10.00% 2/7/2033	22,000	22,862
	Petroleos Mexicanos 6.95% 1/28/2060	12,540	8,620
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,333
	Raizen Fuels Finance SA 6.45% 3/5/2034[1]	2,255	2,231
	Range Resources Corp. 4.875% 5/15/2025	5,110	5,100
	Range Resources Corp. 8.25% 1/15/2029	5,290	5,450
	Range Resources Corp. 4.75% 2/15/2030[1]	3,015	2,832
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	8,542	8,312
	Saudi Arabian Oil Co. 5.25% 7/17/2034[1]	760	751
	Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	22,350	20,941
	Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	5,395	5,507
	Shell Finance US, Inc. 2.75% 4/6/2030	6,441	5,807
	Shell Finance US, Inc. 3.25% 4/6/2050	24	16
	Shell International Finance BV 3.00% 11/26/2051	15,178	9,612
	SM Energy Co. 6.50% 7/15/2028	590	587
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	3,178	3,080
	Southwestern Energy Co. 5.70% 1/23/2025	2,825	2,827
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,980	4,461
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	5,670	5,886
	Sunoco, LP 6.00% 4/15/2027	5,165	5,159
	Sunoco, LP 7.00% 5/1/2029[1]	15,410	15,825
	Sunoco, LP 4.50% 5/15/2029	7,331	6,917
	Sunoco, LP 4.50% 4/30/2030	430	399

American Funds Multi-Sector Income Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Sunoco, LP 7.25% 5/1/2032[1]	USD10,155	$10,498
	Superior Plus, LP 4.50% 3/15/2029[1]	4,853	4,417
	Talos Production, Inc. 9.00% 2/1/2029[1]	6,850	7,034
	Talos Production, Inc. 9.375% 2/1/2031[1]	5,655	5,770
	Targa Resources Partners, LP 4.875% 2/1/2031	774	748
	TotalEnergies Capital International SA 3.127% 5/29/2050	10,551	6,919
	TotalEnergies Capital SA 4.724% 9/10/2034	13,828	13,301
	TotalEnergies Capital SA 5.275% 9/10/2054	3,125	2,892
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	5,333	5,479
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	6,376	6,400
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	11,101	11,339
	Transocean, Inc. 8.00% 2/1/2027[1]	4,291	4,304
	Transocean, Inc. 8.25% 5/15/2029[1]	14,100	13,826
	Transocean, Inc. 8.75% 2/15/2030[1]	21,354	22,114
	Transocean, Inc. 7.50% 4/15/2031	4,400	4,030
	Transocean, Inc. 8.50% 5/15/2031[1]	12,090	11,865
	Transocean, Inc. 6.80% 3/15/2038	7,850	6,440
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	11,290	11,794
	USA Compression Partners, LP 7.125% 3/15/2029[1]	10,730	10,930
	Vallourec SA 7.50% 4/15/2032[1]	11,665	12,103
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	6,939	6,380
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	5,824	5,882
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	17,220	15,435
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[1]	23,565	23,441
	Vital Energy, Inc. 7.875% 4/15/2032[1]	18,545	17,862
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	12,505	12,064
	YPF SA 8.75% 9/11/2031[1]	1,150	1,188
			1,706,636

Health care 8.65%
	AbbVie, Inc. 4.80% 3/15/2029	23,150	23,139
	AbbVie, Inc. 3.20% 11/21/2029	8,050	7,475
	AbbVie, Inc. 5.05% 3/15/2034	77,443	76,543
	AbbVie, Inc. 5.35% 3/15/2044	1,175	1,146
	AbbVie, Inc. 5.40% 3/15/2054	26,205	25,248
	AbbVie, Inc. 5.50% 3/15/2064	3,125	2,987
	AdaptHealth, LLC 6.125% 8/1/2028[1]	3,875	3,798
	AdaptHealth, LLC 4.625% 8/1/2029[1]	11,155	10,045
	AdaptHealth, LLC 5.125% 3/1/2030[1]	16,259	14,818
	Amgen, Inc. 5.15% 3/2/2028	21,120	21,279
	Amgen, Inc. 5.25% 3/2/2030	29,132	29,410
	Amgen, Inc. 4.20% 3/1/2033	14,000	12,989
	Amgen, Inc. 5.25% 3/2/2033	34,651	34,409
	Amgen, Inc. 5.60% 3/2/2043	3,740	3,638
	Amgen, Inc. 4.875% 3/1/2053	5,675	4,875
	Amgen, Inc. 5.65% 3/2/2053	19,158	18,459
	Amgen, Inc. 5.75% 3/2/2063	21,310	20,455
	Astrazeneca Finance, LLC 1.75% 5/28/2028	5,266	4,781
	Astrazeneca Finance, LLC 4.85% 2/26/2029	13,630	13,662
	Astrazeneca Finance, LLC 4.90% 3/3/2030	7,332	7,363
	Astrazeneca Finance, LLC 4.90% 2/26/2031	7,805	7,801
	Astrazeneca Finance, LLC 5.00% 2/26/2034	16,050	15,881
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	3,125	2,973
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	5,615	5,364
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	12,915	11,818
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	2,930	2,811
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	3,285	2,715
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	8,705	8,499
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	10,076	9,798
	Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	3,411	2,031
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,553	1,904
	Baxter International, Inc. 1.915% 2/1/2027	2,150	2,028
	Baxter International, Inc. 2.272% 12/1/2028	1,125	1,014
	Baxter International, Inc. 2.539% 2/1/2032	30,207	25,204
	Baxter International, Inc. 3.132% 12/1/2051	8,657	5,377
	Bayer US Finance, LLC 6.50% 11/21/2033[1]	12,000	12,214
	Bayer US Finance, LLC 6.875% 11/21/2053[1]	13,181	13,300

7	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Becton, Dickinson and Co. 4.874% 2/8/2029	USD1,350	$1,347
	Becton, Dickinson and Co. 5.081% 6/7/2029	8,215	8,271
	Becton, Dickinson and Co. 5.11% 2/8/2034	850	838
	Biocon Biologics Global PLC 6.67% 10/9/2029[1]	3,200	3,071
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	5,355	5,383
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,850	3,876
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	62,400	62,352
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	5,300	5,266
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,690	1,792
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	27,231	26,435
	Bristol-Myers Squibb Co. 6.40% 11/15/2063	3,370	3,613
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	4,250	4,094
	Centene Corp. 2.45% 7/15/2028	2,412	2,172
	Centene Corp. 4.625% 12/15/2029	14,515	13,739
	Centene Corp. 3.375% 2/15/2030	644	574
	Centene Corp. 3.00% 10/15/2030	610	527
	Centene Corp. 2.50% 3/1/2031	2,604	2,155
	Centene Corp. 2.625% 8/1/2031	4,440	3,659
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	3,618	3,436
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	12,740	12,241
	CHS / Community Health Systems, Inc. 6.875% 4/15/2029[1]	1,200	908
	Cigna Group (The) 5.25% 2/15/2034	10,115	9,925
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	6,470	6,614
	CVS Health Corp. 5.40% 6/1/2029	1,525	1,526
	CVS Health Corp. 1.75% 8/21/2030	3,625	2,952
	CVS Health Corp. 5.55% 6/1/2031	862	856
	CVS Health Corp. 5.25% 2/21/2033	1,500	1,439
	CVS Health Corp. 5.70% 6/1/2034	50,420	49,582
	CVS Health Corp. 6.00% 6/1/2044	20,000	18,928
	CVS Health Corp. 5.625% 2/21/2053	2,470	2,192
	CVS Health Corp. 5.875% 6/1/2053	4,934	4,530
	CVS Health Corp. 6.05% 6/1/2054	20,500	19,245
	CVS Health Corp. 6.00% 6/1/2063	2,344	2,140
	DaVita, Inc. 6.875% 9/1/2032[1]	19,960	20,137
	Elevance Health, Inc. 5.20% 2/15/2035	43,182	42,191
	Elevance Health, Inc. 5.70% 2/15/2055	22,602	21,809
	Eli Lilly and Co. 4.60% 8/14/2034	7,505	7,209
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	19,845	21,051
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[3,4]	23,135	23,317
	Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	610	612
	Gilead Sciences, Inc. 5.25% 10/15/2033	8,736	8,771
	Gilead Sciences, Inc. 5.10% 6/15/2035	21,960	21,614
	Gilead Sciences, Inc. 2.80% 10/1/2050	225	138
	Gilead Sciences, Inc. 5.55% 10/15/2053	4,070	4,006
	Grifols, SA 7.50% 5/1/2030	EUR24,665	26,818
	Humana, Inc. 5.375% 4/15/2031	USD2,275	2,257
	Humana, Inc. 5.95% 3/15/2034	1,050	1,059
	Humana, Inc. 5.75% 4/15/2054	5,109	4,739
	IQVIA, Inc. 5.00% 10/15/2026[1]	8,105	8,003
	IQVIA, Inc. 6.50% 5/15/2030[1]	4,305	4,385
	Johnson & Johnson 4.90% 6/1/2031	16,870	16,981
	Johnson & Johnson 4.95% 6/1/2034	8,550	8,553
	Johnson & Johnson 5.25% 6/1/2054	2,260	2,209
	Medline Borrower, LP 3.875% 4/1/2029[1]	1,560	1,446
	Medline Borrower, LP 6.25% 4/1/2029[1]	7,293	7,379
	Medline Borrower, LP 5.25% 10/1/2029[1]	16,310	15,756
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[3,4]	2,407	2,421
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	3,865	3,357
	Molina Healthcare, Inc. 6.25% 1/15/2033[1]	17,315	17,129
	Novartis Capital Corp. 3.80% 9/18/2029	1,800	1,733
	Novartis Capital Corp. 4.00% 9/18/2031	1,350	1,286
	Novartis Capital Corp. 4.20% 9/18/2034	2,075	1,931
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,600	1,430
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	31,927	29,968
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	7,045	6,898

American Funds Multi-Sector Income Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	USD383	$380
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	1,650	1,633
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	22,437	21,810
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	10,300	9,675
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	19,002	17,807
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,8]	27,308	27,001
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[1,8]	15,663	14,635
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[3,4,8]	5,746	5,695
	Rede D’Or Finance SARL 4.95% 1/17/2028	590	564
	Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,318
	Roche Holdings, Inc. 2.076% 12/13/2031[1]	231	192
	Roche Holdings, Inc. 5.593% 11/13/2033[1]	6,588	6,816
	Roche Holdings, Inc. 4.985% 3/8/2034[1]	14,825	14,690
	Roche Holdings, Inc. 4.592% 9/9/2034[1]	29,354	28,149
	Roche Holdings, Inc. 5.218% 3/8/2054[1]	2,645	2,530
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	14,865	15,078
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	5,515	5,633
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.835% 3/2/2027[3,4]	784	760
	Tenet Healthcare Corp. 6.25% 2/1/2027	440	440
	Tenet Healthcare Corp. 6.125% 10/1/2028	7,730	7,723
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,870	1,757
	Tenet Healthcare Corp. 6.75% 5/15/2031	8,780	8,877
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	9,075	8,867
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,260	28,880
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	21,535	21,049
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	8,340	8,999
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	21,281	23,811
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	12,000	8,643
	UnitedHealth Group, Inc. 4.70% 4/15/2029	1,425	1,419
	UnitedHealth Group, Inc. 4.90% 4/15/2031	1,100	1,094
	UnitedHealth Group, Inc. 4.95% 1/15/2032	1,928	1,907
	UnitedHealth Group, Inc. 5.00% 4/15/2034	825	805
	UnitedHealth Group, Inc. 5.15% 7/15/2034	38,227	37,737
	UnitedHealth Group, Inc. 5.50% 7/15/2044	19,000	18,443
	UnitedHealth Group, Inc. 2.90% 5/15/2050	10,868	6,744
	UnitedHealth Group, Inc. 3.25% 5/15/2051	221	146
	UnitedHealth Group, Inc. 4.75% 5/15/2052	1,210	1,038
	UnitedHealth Group, Inc. 5.625% 7/15/2054	8,810	8,558
	UnitedHealth Group, Inc. 4.95% 5/15/2062	159	137
	UnitedHealth Group, Inc. 6.05% 2/15/2063	124	127
	Viatris, Inc. 4.00% 6/22/2050	7,483	5,102
			1,467,191

Consumer discretionary 5.34%
	Advance Auto Parts, Inc. 1.75% 10/1/2027	410	366
	Advance Auto Parts, Inc. 5.95% 3/9/2028	1,848	1,865
	Advance Auto Parts, Inc. 3.90% 4/15/2030	19,997	17,841
	Advance Auto Parts, Inc. 3.50% 3/15/2032	46,442	38,516
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[3,4]	39,277	25,661
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.597% 2/2/2026[3,4]	2,940	1,926
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	7,500	6,323
	Alibaba Group Holding, Ltd. 5.625% 11/26/2054[1]	1,160	1,127
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	12,580	12,680
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	12,760	12,075
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	4,750	4,333
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	14,577	15,038
	Amazon.com, Inc. 3.95% 4/13/2052	1,750	1,381
	Arcos Dorados BV 6.125% 5/27/2029[1]	2,000	1,990
	Arcos Dorados BV 6.125% 5/27/2029	460	458
	Arcos Dorados Holdings, Inc. 5.875% 4/4/2027	2,440	2,433
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	13,675	12,745
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	2,325	2,123
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	4,150	3,913
	Bath & Body Works, Inc. 6.875% 11/1/2035	13,152	13,476

9	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Bath & Body Works, Inc. 6.75% 7/1/2036	USD7,265	$7,393
	Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.273% 10/16/2031[3,4]	10,429	10,544
	Boyd Gaming Corp. 4.75% 12/1/2027	11,120	10,772
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	3,500	3,240
	Boyne USA, Inc. 4.75% 5/15/2029[1]	16,545	15,697
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	6,999	6,559
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	17,650	17,990
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	9,245	9,294
	Carnival Corp. 6.00% 5/1/2029[1]	28,585	28,539
	Carnival Corp. 7.00% 8/15/2029[1]	10,920	11,368
	Carnival Corp. 10.50% 6/1/2030[1]	1,540	1,646
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Clarios Global, LP 8.50% 5/15/2027[1]	6,010	6,030
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	8,055	8,369
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	7,779	7,722
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	7,663	7,138
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	424	392
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	15,250	14,012
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]	462	464
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]	141	142
	Ford Motor Co. 4.75% 1/15/2043	4,993	3,941
	Ford Motor Co. 5.291% 12/8/2046	9,007	7,724
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,920	2,919
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,000	961
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,500	2,528
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	11,820	11,717
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	14,750	14,138
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,683	2,781
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,305	4,534
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	14,440	14,329
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,781	2,904
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	6,051	6,072
	General Motors Financial Co., Inc. 5.45% 9/6/2034	53,088	51,563
	GENM Capital Labuan, Ltd. 3.882% 4/19/2031	10,962	9,700
	Genting New York, LLC 7.25% 10/1/2029[1]	4,125	4,254
	Grand Canyon University 4.375% 10/1/2026	5,063	5,021
	Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	7,190	7,367
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	425	419
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	3,227	3,444
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[3,4]	2,618	2,647
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	10,999	11,017
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	470	443
	Home Depot, Inc. 4.75% 6/25/2029	14,385	14,422
	Home Depot, Inc. 1.375% 3/15/2031	2,291	1,856
	Home Depot, Inc. 4.85% 6/25/2031	10,732	10,732
	Home Depot, Inc. 4.95% 6/25/2034	15,972	15,766
	Home Depot, Inc. 3.125% 12/15/2049	135	90
	Home Depot, Inc. 5.30% 6/25/2054	3,362	3,224
	Home Depot, Inc. 5.40% 6/25/2064	11,102	10,654
	International Game Technology PLC 4.125% 4/15/2026[1]	565	557
	International Game Technology PLC 5.25% 1/15/2029[1]	1,670	1,630
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	12,243	11,448
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	6,770	7,031
	Levi Strauss & Co. 3.50% 3/1/2031[1]	12,065	10,577
	Light and Wonder International, Inc. 7.00% 5/15/2028[1]	5,555	5,571
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	7,580	7,745
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	5,365	5,530
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	5,345	4,889
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	250	228
	Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	960	902
	Marriott International, Inc. 5.35% 3/15/2035	6,755	6,663
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	7,540	7,044
	McDonald’s Corp. 5.00% 5/17/2029	5,953	5,997

American Funds Multi-Sector Income Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 3.60% 7/1/2030	USD1,084	$1,017
	McDonald’s Corp. 4.95% 8/14/2033	2,000	1,984
	McDonald’s Corp. 5.15% 9/9/2052	2,505	2,293
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[1]	5,400	5,427
	MercadoLibre, Inc. 3.125% 1/14/2031	1,419	1,230
	NCL Finance, Ltd. 6.125% 3/15/2028[1]	2,500	2,510
	Newell Brands, Inc. 6.375% 5/15/2030	14,880	14,942
	Newell Brands, Inc. 6.625% 5/15/2032	11,680	11,774
	Newell Brands, Inc. 6.875% 4/1/2036[2]	8,210	8,320
	Party City Holdings, Inc. 0% 10/12/2028[6]	50	— [9]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,6,8]	7,834	783
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	5,464	5,638
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	8,425	7,970
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	12,260	12,038
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	14,800	14,700
	Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[1]	15,000	14,765
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	2,235	2,264
	Sally Holdings, LLC 6.75% 3/1/2032	8,874	8,901
	Sands China, Ltd. 4.375% 6/18/2030	6,700	6,256
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	980	939
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.59% 4/4/2029[3,4]	8,925	8,958
	Service Corp. International 5.75% 10/15/2032	6,085	5,910
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029	1,500	1,501
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	14,670	13,557
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	7,935	7,127
	Station Casinos, LLC 6.625% 3/15/2032[1]	5,565	5,536
	Studio City Finance, Ltd. 5.00% 1/15/2029	1,965	1,779
	Toyota Motor Credit Corp. 1.90% 1/13/2027	5,470	5,190
	Universal Entertainment Corp. 9.875% 8/1/2029[1]	20,595	20,560
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	6,070	6,143
	Valvoline, Inc. 3.625% 6/15/2031[1]	9,120	7,814
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	460	473
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	13,755	13,713
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	13,385	12,777
	Wynn Macau, Ltd. 5.625% 8/26/2028	4,100	3,952
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	1,544	1,480
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	18,104	18,866
			905,787

Industrials 4.73%
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	4,519	4,587
	ADT Security Corp. 4.125% 8/1/2029[1]	2,230	2,052
	Ambipar Lux SARL 9.875% 2/6/2031[1]	8,215	8,207
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[3,4]	8,060	8,051
	Amentum Holdings, Inc. 7.25% 8/1/2032[1]	20,485	20,664
	American Airlines, Inc. 8.50% 5/15/2029[1]	7,800	8,194
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.221% 9/22/2028[3,4]	3,890	3,918
	Automatic Data Processing, Inc. 4.45% 9/9/2034	10,390	9,895
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,880	1,759
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	2,130	1,994
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	13,440	13,875
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	315	323
	BAE Systems PLC 5.30% 3/26/2034[1]	17,134	17,093
	BAE Systems PLC 5.50% 3/26/2054[1]	1,225	1,194
	BOC Aviation, Ltd. 3.00% 9/11/2029	2,579	2,370
	BOC Aviation, Ltd. 2.625% 9/17/2030	1,121	991
	Boeing Co. (The) 2.75% 2/1/2026	500	488
	Boeing Co. (The) 2.196% 2/4/2026	25	24
	Boeing Co. (The) 3.25% 2/1/2028	1,078	1,015
	Boeing Co. (The) 5.15% 5/1/2030	20,556	20,283
	Boeing Co. (The) 3.625% 2/1/2031	4	4
	Boeing Co. (The) 6.388% 5/1/2031	768	803
	Boeing Co. (The) 6.528% 5/1/2034	8,956	9,387
	Boeing Co. (The) 3.50% 3/1/2039	6,614	4,925

11	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Boeing Co. (The) 5.705% 5/1/2040	USD5,363	$5,109
	Boeing Co. (The) 5.805% 5/1/2050	2,858	2,663
	Boeing Co. (The) 6.858% 5/1/2054	13,575	14,442
	Boeing Co. (The) 5.93% 5/1/2060	10,000	9,275
	Bombardier, Inc. 7.125% 6/15/2026[1]	469	473
	Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	425	292
	Canadian National Railway Co. 4.375% 9/18/2034	5,179	4,874
	Canadian Pacific Railway Co. 1.75% 12/2/2026	435	412
	Canadian Pacific Railway Co. 3.10% 12/2/2051	4,657	3,028
	Carrier Global Corp. 2.722% 2/15/2030	500	448
	Carrier Global Corp. 2.70% 2/15/2031	500	434
	Carrier Global Corp. 5.90% 3/15/2034	1,460	1,513
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	4,000	3,729
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	5,600	5,227
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	5,635	5,678
	CoreLogic, Inc. 4.50% 5/1/2028[1]	10,602	9,920
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/2/2028[3,4]	11,042	10,920
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[3,4]	4,225	4,127
	Cornerstone Building Brands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.747% 4/12/2028[3,4]	141	136
	CSX Corp. 4.10% 11/15/2032	4,479	4,193
	CSX Corp. 5.20% 11/15/2033	3,166	3,173
	CSX Corp. 4.50% 3/15/2049	25	21
	CSX Corp. 2.50% 5/15/2051	4,765	2,774
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	9,738	9,283
	Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[1]	400	329
	Enviri Corp. 5.75% 7/31/2027[1]	14,794	14,154
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	8,990	9,337
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	40,910	42,804
	EquipmentShare.com, Inc. 8.00% 3/15/2033[1]	7,000	7,115
	Fortress Transportation and Infrastructure Investors, LLC 5.875% 4/15/2033[1]	20,000	19,322
	Garda World Security Corp. 8.375% 11/15/2032[1]	11,630	11,852
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	14,355	14,549
	Hertz Corp. (The) 4.625% 12/1/2026[1]	7,885	6,670
	Hertz Corp. (The) 12.625% 7/15/2029[1]	4,870	5,195
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	4,607	4,159
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	894	807
	Hidrovias International Finance SARL 4.95% 2/8/2031	4,800	4,073
	Honeywell International, Inc. 5.00% 3/1/2035	10,000	9,805
	Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	4,040	4,633
	Icahn Enterprises, LP 6.25% 5/15/2026	6,039	5,993
	Icahn Enterprises, LP 5.25% 5/15/2027	16,420	15,561
	Icahn Enterprises, LP 9.75% 1/15/2029	16,715	16,779
	Icahn Enterprises, LP 10.00% 11/15/2029[1]	6,470	6,493
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	10,795	10,935
	Johnson Controls International PLC 4.90% 12/1/2032	2,793	2,723
	LATAM Airlines Group SA 7.875% 4/15/2030[1]	5,656	5,733
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	3,764	3,758
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	3,309	3,303
	Lockheed Martin Corp. 4.80% 8/15/2034	2,775	2,695
	Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,292
	Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,695
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	6,373	6,417
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	5,340	5,368
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	28,000	26,011
	Norfolk Southern Corp. 5.05% 8/1/2030	2,788	2,820
	Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,282
	Norfolk Southern Corp. 5.35% 8/1/2054	19,390	18,479
	Northrop Grumman Corp. 4.70% 3/15/2033	16,114	15,627
	Northrop Grumman Corp. 4.90% 6/1/2034	4,445	4,338
	Northrop Grumman Corp. 5.20% 6/1/2054	475	442
	OCP SA 3.75% 6/23/2031	7,600	6,566
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	2,860	2,843

American Funds Multi-Sector Income Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Regal Rexnord Corp. 6.30% 2/15/2030	USD20,000	$20,583
	Regal Rexnord Corp. 6.40% 4/15/2033	20,000	20,646
	Republic Services, Inc. 1.45% 2/15/2031	5,195	4,219
	Reworld Holding Corp. 4.875% 12/1/2029[1]	19,406	17,968
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	1,001	1,025
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	961	1,006
	RTX Corp. 5.15% 2/27/2033	5,000	4,960
	RTX Corp. 6.10% 3/15/2034	8,532	8,989
	RTX Corp. 6.40% 3/15/2054	3,120	3,397
	Sensata Technologies BV 4.00% 4/15/2029[1]	13,995	12,855
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	380	333
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	770	760
	SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.367% 10/20/2027[3,4]	276	281
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	13,490	12,803
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	2,444	2,619
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	10,110	11,200
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[3,4]	391	396
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	1,800	1,521
	Texas Combined Tirz I, LLC 0% 12/7/2062[1,6]	3,300	3,300
	TransDigm, Inc. 5.50% 11/15/2027	3,400	3,344
	TransDigm, Inc. 6.75% 8/15/2028[1]	6,080	6,141
	TransDigm, Inc. 6.375% 3/1/2029[1]	6,340	6,362
	Union Pacific Corp. 2.80% 2/14/2032	13,200	11,452
	Union Pacific Corp. 4.30% 3/1/2049	75	62
	Union Pacific Corp. 3.25% 2/5/2050	13	9
	Union Pacific Corp. 2.95% 3/10/2052	8,965	5,665
	Union Pacific Corp. 4.95% 5/15/2053	1,000	915
	United Rentals (North America), Inc. 5.25% 1/15/2030	5,300	5,153
	United Rentals (North America), Inc. 3.75% 1/15/2032	4,600	4,033
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	6,130	6,090
	Waste Management, Inc. 4.625% 2/15/2030	10,000	9,911
	Waste Management, Inc. 4.625% 2/15/2033	3,500	3,410
	Waste Management, Inc. 4.95% 3/15/2035	19,951	19,459
	Waste Management, Inc. 5.35% 10/15/2054	1,275	1,226
	WESCO Distribution, Inc. 7.25% 6/15/2028[1]	6,985	7,108
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	10,095	10,273
			802,671

Communication services 4.46%
	América Móvil, SAB de CV 4.70% 7/21/2032	10,000	9,557
	AT&T, Inc. 5.40% 2/15/2034	7,000	7,031
	AT&T, Inc. 3.50% 9/15/2053	9,225	6,217
	AT&T, Inc. 3.55% 9/15/2055	10,375	6,985
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	1,724	1,129
	CCO Holdings, LLC 5.00% 2/1/2028[1]	7,205	6,951
	CCO Holdings, LLC 6.375% 9/1/2029[1]	3,200	3,176
	CCO Holdings, LLC 4.75% 3/1/2030[1]	14,300	13,075
	CCO Holdings, LLC 4.50% 8/15/2030[1]	7,111	6,391
	CCO Holdings, LLC 4.25% 2/1/2031[1]	5,792	5,055
	CCO Holdings, LLC 4.75% 2/1/2032[1]	904	794
	CCO Holdings, LLC 4.50% 5/1/2032	2,700	2,326
	CCO Holdings, LLC 4.50% 6/1/2033[1]	20,973	17,670
	CCO Holdings, LLC 4.25% 1/15/2034[1]	10,290	8,360
	Charter Communications Operating, LLC 6.10% 6/1/2029	2,272	2,317
	Charter Communications Operating, LLC 2.30% 2/1/2032	6,600	5,230
	Charter Communications Operating, LLC 4.40% 4/1/2033	11,365	10,158
	Charter Communications Operating, LLC 6.65% 2/1/2034	10,000	10,298
	Charter Communications Operating, LLC 3.70% 4/1/2051	47,750	29,859
	Charter Communications Operating, LLC 5.25% 4/1/2053	25,460	20,597
	Comcast Corp. 5.10% 6/1/2029	3,175	3,208
	Comcast Corp. 4.80% 5/15/2033	3,744	3,638
	Comcast Corp. 5.30% 6/1/2034	26,413	26,394
	Comcast Corp. 2.887% 11/1/2051	1,555	936
	Comcast Corp. 5.65% 6/1/2054	10,654	10,307
	Connect Finco SARL 9.00% 9/15/2029[1]	49,845	45,461

13	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	USD1,400	$1,304
	CSC Holdings, LLC 5.50% 4/15/2027[1]	500	448
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[3,4]	9,790	9,606
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,5]	3,175	16
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[3,8]	184	201
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	12,385	12,080
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[3,4]	1,711	1,720
	DISH Network Corp. 11.75% 11/15/2027[1]	30,130	31,950
	EchoStar Corp. 10.75% 11/30/2029	26,185	28,185
	EchoStar Corp. 6.75% 11/30/2030[8]	2,796	2,540
	Embarq, LLC 7.995% 6/1/2036	2,890	1,584
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	875	856
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	21,375	21,500
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	12,021	11,965
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	10,211	10,199
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	850	899
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	3,775	4,018
	Gray Television, Inc. 10.50% 7/15/2029[1]	26,320	26,347
	Gray Television, Inc. 4.75% 10/15/2030[1]	5,962	3,257
	Gray Television, Inc. 5.375% 11/15/2031[1]	13,232	7,072
	Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.667% 12/1/2028[3,4]	4,078	3,772
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[3,4]	6,703	6,362
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	26,068	24,110
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,5,8]	2,000	720
	Meta Platforms, Inc. 4.75% 8/15/2034	17,857	17,392
	Meta Platforms, Inc. 4.45% 8/15/2052	40,000	33,736
	Meta Platforms, Inc. 5.40% 8/15/2054	4,415	4,279
	Netflix, Inc. 5.375% 11/15/2029[1]	340	347
	Netflix, Inc. 4.90% 8/15/2034	798	782
	Netflix, Inc. 5.40% 8/15/2054	1,185	1,154
	News Corp. 3.875% 5/15/2029[1]	17,947	16,664
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	3,815	3,725
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	13,800	12,883
	PLDT, Inc. 2.50% 1/23/2031	5,500	4,721
	SBA Tower Trust 1.631% 11/15/2026[1]	4,000	3,751
	Sirius XM Radio, LLC 3.125% 9/1/2026[1]	2,310	2,221
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	10,305	9,506
	Sirius XM Radio, LLC 4.125% 7/1/2030[1]	17,005	14,861
	Sirius XM Radio, LLC 3.875% 9/1/2031[1]	36,815	30,852
	Tencent Holdings, Ltd. 3.975% 4/11/2029	2,400	2,311
	Tencent Holdings, Ltd. 3.68% 4/22/2041	593	464
	Tencent Holdings, Ltd. 3.24% 6/3/2050	5,584	3,710
	Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	1,400	930
	Tencent Holdings, Ltd. 3.84% 4/22/2051	6,423	4,772
	T-Mobile USA, Inc. 3.875% 4/15/2030	300	282
	T-Mobile USA, Inc. 2.55% 2/15/2031	14,328	12,330
	T-Mobile USA, Inc. 5.50% 1/15/2055	1,025	968
	Univision Communications, Inc. 8.00% 8/15/2028[1]	4,620	4,709
	Univision Communications, Inc. 4.50% 5/1/2029[1]	49,934	44,753
	Univision Communications, Inc. 7.375% 6/30/2030[1]	19,796	18,963
	Univision Communications, Inc. 8.50% 7/31/2031[1]	20,525	20,151
	Verizon Communications, Inc. 1.75% 1/20/2031	7,234	5,964
	Verizon Communications, Inc. 2.55% 3/21/2031	853	735
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	765	662
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	610	521
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,535	1,416
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	745	680
	Ziggo BV 4.875% 1/15/2030[1]	730	672
			755,698

American Funds Multi-Sector Income Fund	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Materials 4.41%
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	USD2,719	$2,860
	Alpek, SAB de CV 3.25% 2/25/2031	8,300	6,989
	Alpek, SAB de CV 3.25% 2/25/2031[1]	1,100	926
	ArcelorMittal SA 4.25% 7/16/2029	722	700
	ARD Finance SA 7.25% PIK 6/30/2027[1,8]	8,034	1,165
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	3,875	3,333
	ATI, Inc. 4.875% 10/1/2029	12,345	11,771
	ATI, Inc. 7.25% 8/15/2030	4,275	4,403
	ATI, Inc. 5.125% 10/1/2031	6,210	5,871
	Avient Corp. 6.25% 11/1/2031[1]	3,050	3,012
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	4,175	4,326
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	11,005	10,796
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	3,102	3,049
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7,406	7,446
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	7,924	7,745
	Braskem Idesa SAPI 7.45% 11/15/2029	4,900	3,904
	Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,150	1,713
	Braskem Idesa SAPI 6.99% 2/20/2032	29,775	21,916
	Braskem Idesa SAPI 6.99% 2/20/2032[1]	5,880	4,328
	Braskem Netherlands Finance BV 4.50% 1/10/2028	8,742	8,004
	Braskem Netherlands Finance BV 4.50% 1/31/2030[1]	1,170	991
	Braskem Netherlands Finance BV 4.50% 1/31/2030	850	720
	Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	9,551	9,583
	Braskem Netherlands Finance BV 8.50% 1/12/2031	5,258	5,276
	Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	9,535	8,823
	Braskem Netherlands Finance BV 7.25% 2/13/2033	8,200	7,588
	Braskem Netherlands Finance BV 8.00% 10/15/2034[1]	13,940	13,305
	Braskem Netherlands Finance BV 5.875% 1/31/2050[1]	400	274
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	265	239
	Celanese US Holdings, LLC 6.60% 11/15/2028	10,129	10,380
	Celanese US Holdings, LLC 6.379% 7/15/2032	15,286	15,534
	Celanese US Holdings, LLC 6.95% 11/15/2033	25,138	26,102
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	630	627
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	405	378
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	11,503	11,393
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	700	685
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	387	348
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	11,386	11,197
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	22,481	22,107
	Consolidated Energy Finance SA 6.50% 5/15/2026[1]	1,565	1,542
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	38,295	36,807
	CSN Resources SA 8.875% 12/5/2030[1]	4,500	4,485
	CSN Resources SA 8.875% 12/5/2030	1,693	1,687
	CVR Partners, LP 6.125% 6/15/2028[1]	2,015	1,963
	Dow Chemical Co. (The) 5.15% 2/15/2034	2,922	2,859
	Dow Chemical Co. (The) 5.55% 11/30/2048	2,632	2,472
	Dow Chemical Co. (The) 6.90% 5/15/2053	1,149	1,266
	Dow Chemical Co. (The) 5.60% 2/15/2054	12,049	11,407
	Element Solutions, Inc. 3.875% 9/1/2028[1]	11,735	11,141
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	21,829	21,807
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	30,075	32,021
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	153	145
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	183	171
	Fresnillo PLC 4.25% 10/2/2050[1]	1,100	785
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	24,788	23,703
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	7,050	6,785
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	20,621	13,522
	LSB Industries, Inc. 6.25% 10/15/2028[1]	15,000	14,560
	Magnera Corp. 7.25% 11/15/2031[1]	40,000	39,099
	Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027[1]	7,900	8,070
	Methanex Corp. 5.125% 10/15/2027	2,650	2,595
	Methanex Corp. 5.25% 12/15/2029	760	733
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	4,480	4,503
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,700	1,740
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	8,076	8,483
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	1,116	1,140
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	5,380	5,233

15	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	USD4,780	$4,328
	Novelis Corp. 3.25% 11/15/2026[1]	1,190	1,135
	Novelis Corp. 4.75% 1/30/2030[1]	6,326	5,846
	Novelis Corp. 3.875% 8/15/2031[1]	7,021	6,053
	OCI NV 6.70% 3/16/2033[1]	22,216	22,410
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	11,195	10,718
	PT Freeport Indonesia 4.763% 4/14/2027	1,650	1,636
	PT Freeport Indonesia 4.763% 4/14/2027[1]	450	446
	PT Krakatau Posco 6.375% 6/11/2027	3,500	3,513
	PT Krakatau Posco 6.375% 6/11/2029	20,400	20,395
	Sasol Financing USA, LLC 8.75% 5/3/2029[1]	22,000	22,351
	Sasol Financing USA, LLC 8.75% 5/3/2029[7]	9,000	9,144
	Sasol Financing USA, LLC 5.50% 3/18/2031	20,300	17,147
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	9,870	9,296
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	13,505	12,837
	Sealed Air Corp. 4.00% 12/1/2027[1]	11,364	10,902
	Sealed Air Corp. 6.125% 2/1/2028[1]	11,690	11,738
	Stillwater Mining Co. 4.00% 11/16/2026[7]	10,460	9,941
	Summit Materials, LLC 6.50% 3/15/2027[1]	270	270
	Summit Materials, LLC 5.25% 1/15/2029[1]	9,355	9,428
	Summit Materials, LLC 7.25% 1/15/2031[1]	7,293	7,745
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	16,693	16,686
	Vale Overseas, Ltd. 6.40% 6/28/2054	3,935	3,873
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[3,4,8]	1,115	1,126
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[3,4,8]	1,845	1,841
	Veritiv Operating Co. 10.50% 11/30/2030[1]	5,405	5,828
			747,164

Utilities 4.07%
	Aegea Finance SARL 9.00% 1/20/2031[1]	17,805	18,183
	AEP Transmission Co., LLC 2.75% 8/15/2051	2,476	1,490
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030	3,691	3,233
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	830	727
	Alabama Power Co. 5.85% 11/15/2033	3,100	3,220
	Alfa Desarrollo SpA 4.55% 9/27/2051[1]	7,081	5,225
	Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	2,125	1,892
	American Electric Power Co., Inc. 1.00% 11/1/2025	25	24
	Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,675	3,668
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	4,565	4,460
	Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	205	198
	Comision Federal de Electricidad 6.45% 1/24/2035[1]	8,865	8,377
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	175	146
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	900	878
	Consumers Energy Co. 3.80% 11/15/2028	2,000	1,932
	Consumers Energy Co. 3.60% 8/15/2032	4,331	3,928
	Consumers Energy Co. 4.625% 5/15/2033	18,075	17,450
	DPL, Inc. 4.125% 7/1/2025	7,600	7,510
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,980	4,743
	Duke Energy Corp. 5.75% 9/15/2033	3,000	3,083
	Duke Energy Corp. 5.45% 6/15/2034	2,825	2,823
	Duke Energy Florida, LLC 5.95% 11/15/2052	2,025	2,059
	Duke Energy Progress, LLC 2.00% 8/15/2031	2,925	2,424
	Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	637
	Edison International 4.125% 3/15/2028	7,492	7,270
	Edison International 5.25% 11/15/2028	25	25
	Edison International 5.45% 6/15/2029	2,487	2,511
	Edison International 6.95% 11/15/2029	1,538	1,643
	Edison International 5.25% 3/15/2032	16,230	16,065
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[2]	4,000	3,909
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	14,000	15,826
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	500	447
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	179

American Funds Multi-Sector Income Fund	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	USD950	$818
	Enfragen Energia Sur SA 5.375% 12/30/2030	6,300	5,379
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	3,670	3,577
	Entergy Louisiana, LLC 5.35% 3/15/2034	4,720	4,719
	Entergy Louisiana, LLC 2.90% 3/15/2051	2,506	1,543
	Eversource Energy 5.50% 1/1/2034	12,300	12,212
	FirstEnergy Corp. 2.65% 3/1/2030	17,095	15,165
	FirstEnergy Corp. 2.25% 9/1/2030	3,743	3,222
	Florida Power & Light Co. 5.10% 4/1/2033	3,261	3,242
	Florida Power & Light Co. 5.30% 6/15/2034	10,380	10,417
	Florida Power & Light Co. 5.60% 6/15/2054	975	974
	Georgia Power Co. 4.95% 5/17/2033	10,250	10,042
	Greenko Dutch BV 3.85% 3/29/2026[1]	3,838	3,733
	Instituto Costarricense de Electricidad 6.75% 10/7/2031	4,900	4,937
	Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	350	337
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	6,210	6,319
	Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	4,202	3,574
	Jersey Central Power & Light Co. 5.10% 1/15/2035[1]	1,425	1,391
	Light Servicos De Eletricidade SA 4.375% 6/18/2026[5]	9,800	5,685
	Minejesa Capital BV 4.625% 8/10/2030	3,438	3,323
	MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.845% 3/28/2031[3,4]	4,808	4,864
	MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,283
	Northern States Power Co. 5.40% 3/15/2054	809	781
	Pacific Gas and Electric Co. 2.95% 3/1/2026	258	252
	Pacific Gas and Electric Co. 2.10% 8/1/2027	17,728	16,544
	Pacific Gas and Electric Co. 3.00% 6/15/2028	1,124	1,054
	Pacific Gas and Electric Co. 4.65% 8/1/2028	125	123
	Pacific Gas and Electric Co. 4.55% 7/1/2030	17,436	16,887
	Pacific Gas and Electric Co. 2.50% 2/1/2031	16,588	14,194
	Pacific Gas and Electric Co. 3.25% 6/1/2031	4,432	3,936
	Pacific Gas and Electric Co. 4.40% 3/1/2032	5,564	5,241
	Pacific Gas and Electric Co. 6.15% 1/15/2033	1,888	1,963
	Pacific Gas and Electric Co. 6.40% 6/15/2033	22,837	24,086
	Pacific Gas and Electric Co. 3.30% 8/1/2040	920	689
	Pacific Gas and Electric Co. 4.95% 7/1/2050	43,760	38,052
	Pacific Gas and Electric Co. 3.50% 8/1/2050	18,060	12,387
	Pacific Gas and Electric Co. 5.90% 10/1/2054	15,300	15,111
	PacifiCorp 5.30% 2/15/2031	1,548	1,562
	PacifiCorp 5.45% 2/15/2034	31,858	31,673
	PacifiCorp 3.30% 3/15/2051	7,218	4,693
	PacifiCorp 2.90% 6/15/2052	5,386	3,209
	PacifiCorp 5.35% 12/1/2053	15,434	14,205
	PacifiCorp 5.50% 5/15/2054	26,555	24,847
	PacifiCorp 5.80% 1/15/2055	14,829	14,427
	PECO Energy Co. 5.25% 9/15/2054	2,375	2,249
	PG&E Corp. 5.00% 7/1/2028	1,610	1,574
	PG&E Corp. 5.25% 7/1/2030	21,900	21,450
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[2]	28,050	28,856
	Public Service Company of Colorado 1.875% 6/15/2031	6,542	5,385
	Public Service Company of Colorado 5.35% 5/15/2034	1,650	1,653
	Public Service Company of Colorado 3.20% 3/1/2050	900	599
	Public Service Company of Colorado 2.70% 1/15/2051	1,025	610
	Public Service Company of Colorado 5.25% 4/1/2053	2,350	2,185
	Public Service Company of Colorado 5.75% 5/15/2054	636	635
	SAEL, Ltd. 7.80% 7/31/2031[1]	1,020	1,021
	SAEL, Ltd. 7.80% 7/31/2031	600	600
	San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[2]	555	563
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[2]	2,967	3,083
	Southern California Edison Co. 3.65% 3/1/2028	209	202
	Southern California Edison Co. 5.65% 10/1/2028	6,645	6,804
	Southern California Edison Co. 4.20% 3/1/2029	3,200	3,105
	Southern California Edison Co. 2.85% 8/1/2029	11,288	10,309
	Southern California Edison Co. 2.50% 6/1/2031	10,829	9,288

17	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Southern California Edison Co. 5.45% 6/1/2031	USD4,513	$4,588
	Southern California Edison Co. 2.75% 2/1/2032	3,400	2,905
	Southern California Edison Co. 5.20% 6/1/2034	15,624	15,470
	Southern California Edison Co. 3.60% 2/1/2045	1,000	740
	Southern California Edison Co. 3.65% 2/1/2050	2,325	1,663
	Southern California Edison Co. 2.95% 2/1/2051	255	161
	Southwestern Electric Power Co. 3.25% 11/1/2051	3,775	2,394
	State Grid Overseas Investment (2013), Ltd. 4.375% 5/22/2043	2,800	2,553
	State Grid Overseas Investment (2014), Ltd. 4.85% 5/7/2044	2,000	1,941
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	16,668	17,775
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[3,4]	4,399	4,426
	Union Electric Co. 2.625% 3/15/2051	1,880	1,117
	Union Electric Co. 5.125% 3/15/2055	400	367
	Wisconsin Electric Power Co. 4.60% 10/1/2034	325	310
	Wisconsin Electric Power Co. 5.05% 10/1/2054	150	137
	Wisconsin Power and Light Co. 1.95% 9/16/2031	2,240	1,826
	Xcel Energy, Inc. 3.35% 12/1/2026	1,130	1,102
	Xcel Energy, Inc. 2.60% 12/1/2029	308	275
	Xcel Energy, Inc. 2.35% 11/15/2031	1,660	1,374
	Xcel Energy, Inc. 5.45% 8/15/2033	16,199	16,078
	Xcel Energy, Inc. 3.50% 12/1/2049	1,420	981
	YPF Energia Electrica SA 7.875% 10/16/2032[1]	12,743	12,615
			690,826

Information technology 3.46%
	Accenture Capital, Inc. 4.05% 10/4/2029	1,850	1,796
	Accenture Capital, Inc. 4.25% 10/4/2031	11,470	11,025
	Accenture Capital, Inc. 4.50% 10/4/2034	5,604	5,328
	Acuris Finance US, Inc. 9.00% 8/1/2029[1]	27,525	26,428
	Amphenol Corp. 5.00% 1/15/2035	27,799	27,152
	Amphenol Corp. 5.375% 11/15/2054	8,806	8,379
	Analog Devices, Inc. 5.05% 4/1/2034	2,329	2,328
	Analog Devices, Inc. 2.95% 10/1/2051	3,709	2,357
	Analog Devices, Inc. 5.30% 4/1/2054	1,074	1,024
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	734	696
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	586	553
	Broadcom Corp. 3.875% 1/15/2027	53	52
	Broadcom, Inc. 5.05% 7/12/2029	13,980	14,038
	Broadcom, Inc. 4.15% 11/15/2030	24	23
	Broadcom, Inc. 5.15% 11/15/2031	17,479	17,597
	Broadcom, Inc. 4.55% 2/15/2032	6,295	6,089
	Broadcom, Inc. 4.15% 4/15/2032[1]	7	7
	Broadcom, Inc. 3.419% 4/15/2033[1]	8,660	7,585
	Broadcom, Inc. 3.469% 4/15/2034[1]	18,602	16,130
	Broadcom, Inc. 4.80% 10/15/2034	7,827	7,557
	Cisco Systems, Inc. 4.95% 2/26/2031	2,050	2,058
	Cisco Systems, Inc. 5.05% 2/26/2034	34,290	34,180
	Cisco Systems, Inc. 5.30% 2/26/2054	140	136
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	8,650	8,501
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	36,730	37,338
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	14,625	15,093
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[3,4]	18,329	18,410
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	4,570	4,091
	CommScope, LLC 6.00% 3/1/2026[1]	10,640	10,600
	CommScope, LLC 8.25% 3/1/2027[1]	5,781	5,536
	CommScope, LLC 7.125% 7/1/2028[1]	3,603	3,175
	CommScope, LLC 4.75% 9/1/2029[1]	7,000	6,243
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	32,900	33,856
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 14.25% 8/11/2028[1,3,4]	— [9]	— [9]
	Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	6,905	6,925
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[3,4]	3,100	3,157

American Funds Multi-Sector Income Fund	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,7]	USD16,386	$16,489
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,7]	1,178	1,186
	Gartner, Inc. 3.75% 10/1/2030[1]	2,625	2,398
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	49,725	51,078
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	1,441	1,147
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	30,320	31,856
	Microchip Technology, Inc. 5.05% 3/15/2029	15,325	15,300
	Microchip Technology, Inc. 5.05% 2/15/2030	17,822	17,703
	NCR Atleos Corp. 9.50% 4/1/2029[1]	11,329	12,283
	Roper Technologies, Inc. 4.75% 2/15/2032	2,375	2,316
	Roper Technologies, Inc. 4.90% 10/15/2034	13,659	13,144
	ServiceNow, Inc. 1.40% 9/1/2030	6,323	5,257
	Shift4 Payments, LLC, 6.75% 8/15/2032[1]	6,705	6,825
	UKG, Inc. 6.875% 2/1/2031[1]	31,100	31,585
	Unisys Corp. 6.875% 11/1/2027[1]	535	522
	Viasat, Inc. 5.625% 4/15/2027[1]	14,030	13,594
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,6,7]	18,105	18,241
			586,367

Consumer staples 3.41%
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	3,185	2,902
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	3,325	3,288
	B&G Foods, Inc. 5.25% 9/15/2027	6,105	5,846
	B&G Foods, Inc. 8.00% 9/15/2028[1]	9,125	9,392
	BAT Capital Corp. 5.834% 2/20/2031	1,084	1,109
	BAT Capital Corp. 2.726% 3/25/2031	2,750	2,374
	BAT Capital Corp. 6.421% 8/2/2033	5,578	5,898
	BAT Capital Corp. 6.00% 2/20/2034	11,200	11,512
	BAT Capital Corp. 5.65% 3/16/2052	2,375	2,179
	BAT Capital Corp. 7.081% 8/2/2053	31,448	34,533
	Campbells Co. (The) 5.25% 10/13/2054	2,940	2,660
	Campbell’s Co. (The) 5.20% 3/21/2029	1,925	1,945
	Campbell’s Co. (The) 5.40% 3/21/2034	1,440	1,434
	Campbell’s Co. (The) 4.75% 3/23/2035	29,392	27,730
	Central Garden & Pet Co. 4.125% 10/15/2030	3,600	3,237
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	18,275	16,178
	Coca-Cola Co. 5.00% 5/13/2034	7,439	7,443
	Coca-Cola Co. 4.65% 8/14/2034	7,122	6,930
	Coca-Cola Co. 5.20% 1/14/2055	12,732	12,102
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	10,714	10,798
	Constellation Brands, Inc. 2.875% 5/1/2030	1,040	931
	Constellation Brands, Inc. 2.25% 8/1/2031	20,750	17,278
	Constellation Brands, Inc. 4.75% 5/9/2032	2,834	2,728
	Constellation Brands, Inc. 4.90% 5/1/2033	1,657	1,601
	Coty, Inc. 6.625% 7/15/2030[1]	8,115	8,255
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,970	16,755
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	6,530	6,825
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	6,815	7,156
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[3,4]	3,072	3,078
	Imperial Brands Finance PLC 5.875% 7/1/2034[1]	25,000	24,930
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	4,868
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	11,345	10,054
	InRetail Consumer 3.25% 3/22/2028[1]	1,100	1,010
	Kroger Co. 5.00% 9/15/2034	6,881	6,668
	Kroger Co. 5.50% 9/15/2054	4,174	3,936
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	5,315	4,898
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	7,985	7,308
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	735	666
	MARB BondCo PLC 3.95% 1/29/2031	16,365	13,721
	MARB BondCo PLC 3.95% 1/29/2031[1]	1,700	1,425
	Mars, Inc. 4.75% 4/20/2033[1]	100	96

19	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Minerva Luxembourg SA 8.875% 9/13/2033[1]	USD12,895	$13,391
	Minerva Luxembourg SA 8.875% 9/13/2033	6,000	6,231
	Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028[1]	3,800	3,474
	Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028	2,400	2,194
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	4,105	4,075
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	8,162	7,582
	Performance Food Group, Inc. 6.125% 9/15/2032[1]	6,170	6,177
	Philip Morris International, Inc. 5.125% 2/13/2031	728	728
	Philip Morris International, Inc. 4.75% 11/1/2031	9,751	9,541
	Philip Morris International, Inc. 5.75% 11/17/2032	3,756	3,864
	Philip Morris International, Inc. 5.375% 2/15/2033	31,210	31,285
	Philip Morris International, Inc. 5.625% 9/7/2033	8,100	8,233
	Philip Morris International, Inc. 5.25% 2/13/2034	15,104	14,936
	Philip Morris International, Inc. 4.90% 11/1/2034	31,189	29,987
	Post Holdings, Inc. 5.50% 12/15/2029[1]	3,355	3,250
	Post Holdings, Inc. 4.625% 4/15/2030[1]	12,811	11,826
	Post Holdings, Inc. 6.25% 2/15/2032[1]	8,143	8,092
	Post Holdings, Inc. 6.375% 3/1/2033[1]	30,000	29,441
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	5,345	5,216
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	5,985	5,259
	Procter & Gamble Co. 4.15% 10/24/2029	10,038	9,925
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	6,770	6,264
	Target Corp. 4.50% 9/15/2034	9,226	8,774
	TreeHouse Foods, Inc. 4.00% 9/1/2028	21,990	19,997
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	1,359	1,341
	US Foods, Inc. 4.625% 6/1/2030[1]	8,185	7,705
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	5,420	5,254
			577,719

Real estate 3.25%
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	5,585	4,477
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	11,770	8,865
	Boston Properties, LP 2.45% 10/1/2033	2,456	1,894
	Boston Properties, LP 6.50% 1/15/2034	16,023	16,800
	Boston Properties, LP 5.75% 1/15/2035	40,533	39,764
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	7,410	7,322
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	3,293	3,126
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	3,240	2,799
	Crown Castle, Inc. 5.80% 3/1/2034	3,000	3,058
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,150	3,164
	Equinix, Inc. 1.45% 5/15/2026	1,560	1,493
	Equinix, Inc. 2.90% 11/18/2026	68	66
	Equinix, Inc. 1.55% 3/15/2028	105	95
	Equinix, Inc. 3.20% 11/18/2029	75	69
	Equinix, Inc. 2.15% 7/15/2030	13,210	11,375
	Equinix, Inc. 3.40% 2/15/2052	819	558
	ERP Operating, LP 4.65% 9/15/2034	1,535	1,457
	FibraSOMA 4.375% 7/22/2031[1]	3,933	3,303
	Highwoods Realty, LP 7.65% 2/1/2034	16,250	18,073
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	2,931	2,851
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	10,170	9,405
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	12,265	11,052
	Hudson Pacific Properties, LP 4.65% 4/1/2029	5,750	4,340
	Hudson Pacific Properties, LP 3.25% 1/15/2030	18,550	12,642
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	2,185	2,139
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,224	2,151
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	4,555	4,352
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	2,385	2,182
	Iron Mountain, Inc. 6.25% 1/15/2033[1]	11,695	11,656
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	28,275	25,679
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	37,650	33,344
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	34,675	30,476
	Kilroy Realty, LP 6.25% 1/15/2036	12,471	12,380
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	1,521	1,436
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	5,170	5,320
	MPT Operating Partnership, LP 2.50% 3/24/2026	GBP2,270	2,528
	MPT Operating Partnership, LP 5.25% 8/1/2026	USD7,460	6,875

American Funds Multi-Sector Income Fund	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	MPT Operating Partnership, LP 5.00% 10/15/2027	USD42,769	$36,099
	MPT Operating Partnership, LP 3.50% 3/15/2031	16,000	10,097
	Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]	9,000	8,802
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	11,160	10,513
	Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	5,515	5,464
	Prologis, LP 4.75% 6/15/2033	3,870	3,748
	Prologis, LP 5.125% 1/15/2034	5,490	5,413
	Prologis, LP 5.00% 3/15/2034	12,135	11,857
	Prologis, LP 5.00% 1/31/2035	3,725	3,631
	Prologis, LP 5.25% 3/15/2054	2,320	2,166
	Public Storage Operating Co. 1.95% 11/9/2028	417	375
	Public Storage Operating Co. 2.25% 11/9/2031	8,155	6,825
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	780	759
	Service Properties Trust 4.75% 10/1/2026	21,745	20,593
	Service Properties Trust 4.95% 2/15/2027	9,285	8,686
	Service Properties Trust 5.50% 12/15/2027	4,055	3,811
	Service Properties Trust 3.95% 1/15/2028	28,257	23,697
	Service Properties Trust 8.375% 6/15/2029	7,830	7,578
	Service Properties Trust 4.95% 10/1/2029	35,494	28,270
	Service Properties Trust 4.375% 2/15/2030	31,146	23,568
	Service Properties Trust 8.625% 11/15/2031[1]	12,100	12,647
	VICI Properties, LP 4.625% 6/15/2025[1]	766	764
	VICI Properties, LP 4.95% 2/15/2030	7,200	7,063
	VICI Properties, LP 4.125% 8/15/2030[1]	192	178
			551,170
	Total corporate bonds, notes & loans		10,951,172
Mortgage-backed obligations 16.63%
Commercial mortgage-backed securities 10.59%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[4,10]	12,673	11,941
	Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.598% 5/15/2053[4,10]	500	454
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029[1,4,10]	19,677	19,653
	Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.823% 7/15/2049[4,10]	3,560	3,427
	Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[10]	10	10
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[4,10]	9,699	10,226
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[4,10]	5,948	6,023
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.744% 11/15/2032[4,10]	8,333	8,168
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.744% 11/15/2032[4,10]	7,500	6,992
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class A5, 5.053% 9/15/2034[10]	17,548	17,298
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class C, 5.876% 10/15/2034[4,10]	3,250	3,218
	Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.504% 12/15/2052[4,10]	6,986	5,860
	Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[10]	10	10
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.152% 8/15/2055[4,10]	5,250	4,812
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,10]	5,618	5,696
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[4,10]	3,105	3,039
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[4,10]	13,148	13,077
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[4,10]	7,654	8,175
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[4,10]	6,801	7,037
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[4,10]	12,718	13,275
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056[4,10]	7,419	7,740
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056[4,10]	6,574	7,026
	Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 6.967% 5/15/2057[4,10]	3,921	4,028
	Bank Commercial Mortgage Trust, Series 2024-BNK47, Class A5, 5.716% 6/15/2057[10]	24,524	25,407
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057[4,10]	4,970	4,993
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[4,10]	10,262	10,564
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.322% 11/15/2057[4,10]	10,097	10,137
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057[4,10]	5,916	6,081
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057[4,10]	5,757	5,916
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.303% 12/15/2057[4,10]	7,518	7,579
	Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.982% 9/15/2060[4,10]	2,522	2,177
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[10]	4,000	3,370
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.211% 5/15/2062[4,10]	2,000	1,604
	Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[4,10]	3,865	3,181
	Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.35% 1/15/2063[4,10]	6,257	5,263

21	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[4,10]	USD9,265	$7,491
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,10]	3,000	2,972
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.596% 4/14/2033[1,4,10]	2,000	1,980
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.316% 3/15/2037[1,4,10]	3,396	3,219
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[4,10]	11,003	10,352
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.145% 12/15/2055[4,10]	12,328	12,475
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,10]	14,763	15,042
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056[4,10]	19,000	19,298
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.609% 7/15/2056[4,10]	7,086	7,226
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[10]	759	755
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057[10]	30,662	32,041
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[4,10]	1,617	1,605
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[4,10]	8,576	8,797
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[4,10]	6,536	6,804
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class A5, 5.403% 9/15/2057[10]	39,944	40,490
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057[10]	8,233	8,049
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class B, 5.858% 9/15/2057[10]	2,571	2,595
	Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057[4,10]	5,740	5,808
	Barclays Commercial Mortgage Securities, LLC, Series 24-C30, Class A5, 5.532% 11/15/2057[4,10]	26,571	27,189
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class C, 5.98% 11/15/2057[4,10]	3,305	3,266
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057[4,10]	2,828	2,886
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class C, 5.756% 12/15/2057[10]	5,189	5,136
	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[10]	12,887	13,379
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[10]	25	24
	Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.305% 2/15/2051[4,10]	3,000	2,731
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[10]	10	10
	Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[4,10]	1,445	1,295
	Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[4,10]	10	10
	Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052[4,10]	5,000	4,285
	Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054[4,10]	1,500	1,053
	Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[10]	5,500	4,296
	Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054[4,10]	7,500	5,840
	Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[4,10]	1,813	1,618
	Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.444% 5/15/2055[4,10]	12,266	9,569
	Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.444% 5/15/2055[4,10]	2,000	1,651
	Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055[4,10]	13,737	14,146
	Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[4,10]	9,404	9,653
	Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[4,10]	7,500	6,701
	Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[4,10]	22,618	23,361
	Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[4,10]	10,487	10,761
	Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[4,10]	6,492	6,612
	Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[10]	6,493	6,704
	Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[4,10]	8,813	9,060
	Benchmark Mortgage Trust, Series 2023-V4, Class C, 7.46% 11/15/2056[4,10]	7,698	8,085
	Benchmark Mortgage Trust, Series 2023-V4, Class B, 7.46% 11/15/2056[4,10]	5,821	6,183
	Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[4,10]	7,144	7,502

American Funds Multi-Sector Income Fund	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Benchmark Mortgage Trust, Series 2023-B40, Class C, 7.406% 12/15/2056[4,10]	USD2,900	$3,032
	Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[10]	3,082	3,122
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[10]	4,705	4,870
	Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[4,10]	1,155	1,196
	Benchmark Mortgage Trust, Series 2024-V8, Class C, 6.947% 7/15/2057[4,10]	12,810	13,280
	Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057[4,10]	6,165	6,482
	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[10]	20	18
	Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[10]	4,549	4,688
	Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.677% 9/15/2057[1,4,10]	9,732	9,565
	Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057[4,10]	6,000	6,042
	Benchmark Mortgage Trust, Series 2024-V11, Class C, 6.295% 11/15/2057[10]	11,356	11,403
	Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057[4,10]	4,865	4,985
	Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057[4,10]	8,000	8,206
	Benchmark Mortgage Trust., Series 2024-V9, Class C, 6.453% 8/15/2057[4,10]	1,500	1,518
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.987% 3/15/2041[1,4,10]	6,461	6,484
	BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[4,10]	3,081	3,036
	BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,10]	10,516	10,941
	BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[4,10]	4,437	4,558
	BMO Mortgage Trust, Series 2023-5C2, Class C, 7.244% 11/15/2056[4,10]	2,982	3,079
	BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,10]	666	590
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,10]	3,718	3,826
	BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[4,10]	2,453	2,525
	BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[4,10]	5,183	5,376
	BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[4,10]	2,370	2,443
	BMO Mortgage Trust, Series 2024-5C5, Class C, 6.879% 2/15/2057[4,10]	10,281	10,590
	BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057[4,10]	9,404	9,700
	BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759% 7/15/2057[10]	27,600	28,589
	BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057[4,10]	6,165	6,356
	BMO Mortgage Trust, Series 2024-C9, Class C, 6.38% 7/15/2057[4,10]	9,528	9,657
	BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057[4,10]	6,751	6,624
	BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[4,10]	4,325	4,295
	BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057[4,10]	29,968	30,475
	BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[4,10]	3,955	3,989
	BMO Mortgage Trust, Series 2024-5C7, Class C, 5.748% 11/15/2057[4,10]	2,982	2,960
	BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057[4,10]	4,482	4,400
	BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[4,10]	6,747	6,816
	BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057[4,10]	2,500	2,551
	BMO Mortgage Trust, Series 2024-5C8, Class C, 5.744% 12/15/2057[4,10]	5,170	5,119
	BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.786% 6/15/2041[1,4,10]	10,032	9,977
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.236% 8/15/2041[1,4,10]	6,555	6,579
	BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.337% 11/15/2026[1,4,10]	23,862	23,917
	BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.538% 6/15/2027[1,4,10]	10,000	10,124
	BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.286% 7/15/2029[1,4,10]	9,513	9,579
	BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.397% 5/15/2034[1,4,10]	7,987	7,999
	BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.947% 5/15/2034[1,4,10]	7,403	7,417
	BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 5.40% 9/15/2034[1,4,10]	1,978	1,951
	BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.899% 9/15/2034[1,4,10]	1,884	1,857
	BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 6.099% 9/15/2034[1,4,10]	1,365	1,344
	BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.162% 9/15/2036[1,4,10]	4,410	4,402
	BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.512% 9/15/2036[1,4,10]	7,510	7,498
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[1,4,10]	10,749	10,726
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,4,10]	1,992	1,988

23	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.407% 10/15/2036[1,4,10]	USD2,810	$2,805
	BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.236% 4/15/2037[1,4,10]	566	568
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.362% 11/15/2038[1,4,10]	2,582	2,578
	BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 6.709% 11/15/2038[1,4,10]	1,260	1,258
	BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 6.237% 2/15/2039[1,4,10]	3,000	2,971
	BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 6.358% 2/15/2039[1,4,10]	2,100	2,094
	BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.487% 2/15/2039[1,4,10]	4,000	3,950
	BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 7.346% 8/15/2039[1,4,10]	7,843	7,890
	BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 7.486% 8/15/2039[1,4,10]	11,000	11,093
	BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.094% 8/15/2039[1,4,10]	6,806	6,846
	BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.09% 8/15/2039[1,4,10]	6,695	6,725
	BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 7.188% 10/15/2041[1,4,10]	5,503	5,532
	BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.939% 11/15/2041[1,4,10]	10,869	10,930
	BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.988% 11/15/2041[1,4,10]	6,129	6,179
	BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 8.196% 11/15/2041[1,4,10]	7,591	7,631
	BX Trust, Series 2019-OC11, Class C, 3.856% 12/9/2041[1,10]	1,090	995
	BX Trust, Series 2019-OC11, Class D, 3.944% 12/9/2041[1,4,10]	2,326	2,120
	BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,10]	5,150	4,584
	BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,10]	4,948	4,487
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.489% 3/15/2035[1,4,10]	13,740	13,759
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.585% 3/15/2035[1,4,10]	2,485	2,500
	CALI Mortgage Trust., Series 24-SUN, Class C, (1-month USD CME Term SOFR + 2.79%) 7.187% 7/15/2041[1,4,10]	1,794	1,809
	CALI Mortgage Trust., Series 24-SUN, Class D, (1-month USD CME Term SOFR + 3.63%) 8.024% 7/15/2041[1,4,10]	2,400	2,424
	CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,4,10]	7,689	7,711
	CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[10]	10	10
	CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.547% 9/15/2028[1,4,10]	11,978	12,007
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,4,10]	13,008	12,960
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040[1,4,10]	28,218	27,759
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,4,10]	2,450	2,439
	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[4,10]	3,286	3,198
	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.499% 2/10/2048[4,10]	3,608	3,583
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.202% 4/10/2048[4,10]	2,660	2,588
	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,10]	1,835	1,524
	Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.874% 5/15/2054[4,10]	3,000	2,645
	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[10]	287	285
	Commercial Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046[1,4,10]	6,000	4,632
	Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.782% 4/10/2047[4,10]	460	432

American Funds Multi-Sector Income Fund	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047[10]	USD108	$103
	Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.259% 12/10/2047[4,10]	372	356
	Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.463% 10/10/2048[4,10]	8,035	7,861
	Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.463% 10/10/2048[4,10]	860	762
	Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[10]	25	24
	Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 7/10/2050[4,10]	250	247
	Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057[4,10]	1,000	837
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.919% 8/12/2043[1,4,10]	2,000	1,943
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,10]	19,597	17,919
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,10]	22,681	22,963
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,4,10]	4,080	4,214
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,4,10]	2,040	2,062
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,4,10]	1,834	1,855
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[1,4,10]	2,115	2,120
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[1,4,10]	7,664	7,693
	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.297% 2/10/2056[4,10]	7,432	7,512
	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.297% 2/10/2056[4,10]	2,917	2,898
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.743% 12/15/2029[1,4,10]	12,195	12,320
	FS Commercial Mortgage Trust, Series 2023-4SZN, Class C, 8.392% 11/10/2039[1,4,10]	9,193	9,512
	FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039[1,4,10]	9,900	10,292
	Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.847% 3/15/2039[1,4,10]	9,249	9,292
	Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.287% 3/15/2039[1,4,10]	7,434	7,508
	GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.697% 3/10/2041[1,4,10]	7,337	7,270
	GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.084% 3/10/2041[1,4,10]	9,423	9,276
	GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.288% 3/10/2041[1,4,10]	13,520	13,532
	GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[10]	200	198
	GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051[4,10]	4,000	3,734
	GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[10]	4,364	3,472
	Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 6.854% 5/15/2038[1,4,10]	4,000	4,003
	Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.397% 5/15/2037[1,4,10]	10,000	10,018
	Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.897% 5/15/2037[1,4,10]	6,639	6,654
	Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,10]	1,230	1,190
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,4,10]	3,152	3,212
	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039[1,4,10]	7,846	8,020
	INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 7.683% 8/15/2037[1,4,10]	7,882	7,907
	INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 8.082% 8/15/2037[1,4,10]	3,120	3,131
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]	1,750	1,568
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,4,10]	437	384
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[1,4,10]	9,208	9,232
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 6.339% 11/15/2039[1,4,10]	16,900	16,955
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.639% 11/15/2039[1,4,10]	5,649	5,672
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class D, (1-month USD CME Term SOFR + 2.791%) 7.188% 11/15/2039[1,4,10]	11,346	11,419
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.863% 12/15/2039[1,4,10]	20,300	20,335
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 9.111% 12/15/2039[1,4,10]	17,000	17,256
	LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.667% 3/10/2050[1,4,10]	1,725	1,506
	LV Trust, Series 2024-SHOW, Class C, 6.074% 10/10/2041[1,4,10]	4,625	4,512
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[10]	18,113	17,959

25	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[10]	USD2,311	$2,242
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,10]	3,586	3,470
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.516% 10/15/2048[4,10]	74	72
	Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050[10]	45	43
	Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.649% 11/15/2052[4,10]	5,300	4,763
	MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[4,10]	4,566	4,835
	MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[4,10]	4,606	4,771
	MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.876% 12/15/2056[4,10]	13,301	14,362
	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056[4,10]	2,549	2,699
	Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 7.933% 10/25/2049[1,4,10]	1,264	1,280
	Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.433% 3/25/2050[1,4,10]	9,582	9,762
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.569% 11/25/2053[1,4,10]	9,254	9,673
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.069% 11/25/2053[1,4,10]	26,635	30,044
	Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.319% 1/25/2051[1,4,10]	2,730	2,796
	Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 8.569% 11/25/2051[1,4,10]	3,500	3,582
	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,10]	3,558	3,329
	One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,10]	3,000	2,675
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.138% 5/15/2039[1,4,10]	6,070	6,028
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,10]	2,350	2,295
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.012% 5/15/2038[1,4,10]	1,834	1,765
	SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 6.312% 5/15/2038[1,4,10]	3,000	2,873
	SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.997% 10/15/2041[1,4,10]	14,274	14,445
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.437% 7/15/2036[1,4,10]	8,000	7,993
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.591% 11/15/2038[1,4,10]	1,478	1,476
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.841% 11/15/2038[1,4,10]	1,987	1,984
	SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 6.09% 11/15/2038[1,4,10]	2,392	2,391
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.347% 1/15/2039[1,4,10]	15,908	15,689
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 7.097% 1/15/2039[1,4,10]	10,693	10,268
	UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.381% 8/15/2050[4,10]	3,165	2,918
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048[4,10]	1,000	952
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,10]	3,115	3,091
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,10]	7,439	7,374
	Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,10]	6,363	6,067
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[10]	25	24
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.299% 10/15/2050[4,10]	5,079	4,578
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[10]	2,903	2,704
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[10]	2,000	1,655
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057[4,10]	9,850	10,165

American Funds Multi-Sector Income Fund	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class C, 7.033% 7/15/2057[4,10]	USD8,095	$8,161
	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057[4,10]	4,187	4,167
	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class B, 6.12% 8/15/2057[4,10]	1,875	1,916
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,10]	3,561	3,341
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.496% 9/17/2057[4,10]	4,100	4,013
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class C, 6.334% 11/15/2057[4,10]	5,177	5,241
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057[4,10]	1,448	1,492
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.541% 9/15/2058[4,10]	6,750	6,571
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.541% 9/15/2058[4,10]	110	102
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.941% 1/15/2059[4,10]	5,760	5,540
	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057[4,10]	3,556	3,305
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[1,4,10]	15,228	15,409
	WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,4,10]	10,388	10,575
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[1,4,10]	4,602	4,691
	WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037[1,4,10]	8,993	9,207
			1,795,279

Federal agency mortgage-backed obligations 4.59%
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[10]	7,066	7,106
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[10]	119,777	120,416
	Fannie Mae Pool #FS8005 6.00% 5/1/2054[10]	61,605	62,317
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[10]	59,578	59,959
	Fannie Mae Pool #FS8600 6.00% 7/1/2054[10]	14,529	14,711
	Fannie Mae Pool #MA5471 6.00% 9/1/2054[10]	176,725	177,640
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[10]	25,310	25,450
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[10,11]	139,248	139,990
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[10]	49,242	49,504
	Freddie Mac Pool #SD6800 6.00% 8/1/2054[10]	34,767	35,251
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[10]	85,749	86,324
			778,668

Collateralized mortgage-backed obligations (privately originated) 1.45%
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,10]	898	822
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,4,10]	138	127
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,10]	1,373	1,242
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,10]	10,773	10,702
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,10]	6,729	6,567
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,10]	1,156	1,145
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034[1,4,10]	1,964	1,805
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034[1,4,10]	1,289	1,215
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,10]	1,103	1,052
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,4,10]	10,121	9,823
	Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,2,10]	13,807	13,233
	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[10]	176	171
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,10]	56	55
	Credit Suisse Mortgage Trust, Series 2020-NET, Class B, 2.816% 8/15/2037[1,10]	2,200	2,147
	FARM Mortgage Trust, Series 2024-1, Class B, 5.124% 10/1/2053[1,4,10]	4,931	4,266
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054[1,4,10]	3,436	3,015
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.919% 5/25/2042[1,4,10]	1,400	1,466
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,4,10]	285	288

27	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,4,10]	USD1,460	$1,543
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, (30-day Average USD-SOFR + 7.614%) 12.183% 9/25/2049[1,4,10]	1,250	1,426
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.933% 1/25/2050[1,4,10]	3,000	3,348
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.483% 2/25/2050[1,4,10]	10,867	11,634
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.033% 6/25/2050[1,4,10]	11,960	15,942
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 14.683% 7/25/2050[1,4,10]	4,000	5,390
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.683% 8/25/2050[1,4,10]	23,335	31,967
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.344% 10/25/2050[1,4,10]	9,673	13,498
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.219% 12/25/2050[1,4,10]	6,575	7,570
	JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,2,10]	2,010	2,014
	JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,2,10]	1,628	1,634
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,10]	8,757	8,713
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,2,10]	664	664
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,2,10]	2,042	2,038
	New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,4,10]	34	32
	Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,10]	5,658	5,125
	Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,10]	5,689	5,034
	Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,10]	3,064	2,745
	Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,10]	2,568	2,294
	Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,10]	6,913	6,277
	Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,10]	2,266	2,034
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,10]	65	65
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.847% 10/17/2041[1,4,10]	8,000	8,014
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.347% 10/17/2041[1,4,10]	13,143	13,169
	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.219% 4/25/2057[1,4,10]	2,400	2,205
	Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,4,10]	2,477	2,375
	Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,4,10]	3,000	2,499
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,6]	18,381	18,381
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,10]	904	888
	Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,10]	1,087	1,112
	VM Fund I, LLC 8.625% 1/15/2028[1,6]	6,661	6,561
			245,332
	Total mortgage-backed obligations		2,819,279
Bonds & notes of governments & government agencies outside the U.S. 6.92%
	Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	15,000	13,536
	Abu Dhabi (Emirate of) 1.70% 3/2/2031[1]	12,800	10,615
	Abu Dhabi (Emirate of) 1.875% 9/15/2031	8,800	7,258
	Abu Dhabi (Emirate of) 3.875% 4/16/2050	22,300	17,063
	Abu Dhabi (Emirate of) 5.50% 4/30/2054	3,100	3,048
	Albania (Republic of) 5.90% 6/9/2028	EUR4,300	4,634
	Angola (Republic of) 8.25% 5/9/2028	USD2,500	2,356
	Angola (Republic of) 8.00% 11/26/2029	25,240	22,630
	Angola (Republic of) 8.75% 4/14/2032	24,100	21,343
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	15,229	11,775
	Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[2]	47,216	31,430
	Bank Gospodarstwa Krajowego 5.75% 7/9/2034	2,000	1,990
	Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR900	921

American Funds Multi-Sector Income Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[1]	USD11,705	$11,501
Bank Gospodarstwa Krajowego 6.25% 7/9/2054	2,000	1,965
Brazil (Federative Republic of) 4.75% 1/14/2050	12,300	8,420
Chile (Republic of) 3.10% 5/7/2041	10,835	7,769
Colombia (Republic of) 4.50% 3/15/2029	300	279
Colombia (Republic of) 3.00% 1/30/2030	5,111	4,246
Colombia (Republic of) 3.25% 4/22/2032	10,720	8,241
Colombia (Republic of) 8.00% 4/20/2033	16,970	17,382
Colombia (Republic of) 7.50% 2/2/2034	10,925	10,778
Colombia (Republic of) 8.00% 11/14/2035	10,805	10,891
Colombia (Republic of) 7.75% 11/7/2036	8,365	8,193
Colombia (Republic of) 5.625% 2/26/2044	902	667
Colombia (Republic of) 5.00% 6/15/2045	11,144	7,545
Colombia (Republic of) 5.20% 5/15/2049	200	135
Colombia (Republic of) 4.125% 5/15/2051	400	230
Colombia (Republic of) 8.375% 11/7/2054	8,975	8,723
Costa Rica (Republic of) 6.125% 2/19/2031	4,228	4,265
Costa Rica (Republic of) 6.125% 2/19/2031[1]	1,700	1,715
Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,238
Dominican Republic 6.875% 1/29/2026	1,000	1,010
Dominican Republic 5.95% 1/25/2027	1,650	1,643
Dominican Republic 5.50% 2/22/2029	2,757	2,676
Dominican Republic 4.50% 1/30/2030	8,243	7,569
Dominican Republic 4.50% 1/30/2030[1]	5,789	5,316
Dominican Republic 7.05% 2/3/2031[1]	1,850	1,899
Dominican Republic 6.00% 2/22/2033	5,120	4,931
Dominican Republic 6.00% 2/22/2033[1]	1,285	1,237
Dominican Republic 5.30% 1/21/2041	1,276	1,087
Dominican Republic 5.30% 1/21/2041[1]	412	351
Dominican Republic 5.875% 1/30/2060	21,900	18,577
Dominican Republic 5.875% 1/30/2060[1]	1,700	1,442
Egypt (Arab Republic of) 5.80% 9/30/2027	2,920	2,739
Egypt (Arab Republic of) 7.60% 3/1/2029	1,075	1,044
Egypt (Arab Republic of) 5.875% 2/16/2031	14,025	11,732
Egypt (Arab Republic of) 5.875% 2/16/2031[1]	4,380	3,664
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	2,100	1,850
Egypt (Arab Republic of) 7.625% 5/29/2032	1,500	1,321
Egypt (Arab Republic of) 8.50% 1/31/2047	1,805	1,405
Egypt (Arab Republic of) 7.903% 2/21/2048	940	692
Egypt (Arab Republic of) 8.70% 3/1/2049	2,810	2,215
Egypt (Arab Republic of) 8.75% 9/30/2051	7,500	5,933
Egypt (Arab Republic of) 8.15% 11/20/2059	13,605	10,048
Egypt (Arab Republic of) 7.50% 2/16/2061	24,820	17,073
Export-Import Bank of India 3.25% 1/15/2030	11,100	10,142
Gabonese Republic 6.95% 6/16/2025	7,400	7,161
Gabonese Republic 7.00% 11/24/2031	6,200	4,626
Gabonese Republic 7.00% 11/24/2031[1]	6,000	4,476
Georgia (Republic of) 2.75% 4/22/2026[1]	2,880	2,718
Georgia (Republic of) 2.75% 4/22/2026	2,667	2,517
Honduras (Republic of) 6.25% 1/19/2027	18,994	18,469
Honduras (Republic of) 5.625% 6/24/2030	27,895	24,994
Honduras (Republic of) 5.625% 6/24/2030[1]	6,175	5,533
Hungary (Republic of) 6.25% 9/22/2032[1]	4,500	4,597
Indonesia (Republic of) 6.625% 2/17/2037	20,300	22,340
Indonesia (Republic of) 4.625% 4/15/2043	5,800	5,188
Indonesia (Republic of) 6.75% 1/15/2044	575	652
Indonesia (Republic of) 5.125% 1/15/2045	1,515	1,431
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[1]	4,495	4,340
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030[1]	935	857
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	2,914
Kenya (Republic of) 7.25% 2/28/2028	13,400	12,800
Kenya (Republic of) 8.00% 5/22/2032	2,000	1,818
Kenya (Republic of) 8.25% 2/28/2048	200	165
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	9,000	9,146
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	1,070	983
Mongolia (State of) 7.875% 6/5/2029	6,662	6,967
Mongolia (State of) 4.45% 7/7/2031	3,290	2,860

29	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Morocco (Kingdom of) 5.95% 3/8/2028	USD6,100	$6,142
Mozambique (Republic of) 9.00% 9/15/2031	21,360	16,819
Nigeria (Republic of) 7.875% 2/16/2032	42,940	38,728
Nigeria (Republic of) 8.25% 9/28/2051[1]	15,000	11,994
Oman (Sultanate of) 6.75% 10/28/2027	7,350	7,591
Oman (Sultanate of) 5.625% 1/17/2028	11,100	11,094
Oman (Sultanate of) 6.00% 8/1/2029	7,500	7,602
Oman (Sultanate of) 6.75% 1/17/2048	5,600	5,686
Pakistan (Islamic Republic of) 6.875% 12/5/2027	1,650	1,489
Panama (Republic of) 7.125% 1/29/2026	200	203
Panama (Republic of) 3.16% 1/23/2030	400	335
Panama (Republic of) 2.252% 9/29/2032	16,300	11,433
Panama (Republic of) 6.875% 1/31/2036	10,650	10,022
Panama (Republic of) 8.00% 3/1/2038	6,350	6,381
Panama (Republic of) 4.50% 4/16/2050	17,000	10,540
Panama (Republic of) 4.30% 4/29/2053	2,800	1,647
Panama (Republic of) 6.853% 3/28/2054	9,000	7,700
Panama (Republic of) 4.50% 4/1/2056	10,000	5,917
Panama (Republic of) 7.875% 3/1/2057	1,800	1,741
Panama (Republic of) 3.87% 7/23/2060	12,550	6,594
Panama (Republic of) 4.50% 1/19/2063	14,545	8,563
Paraguay (Republic of) 2.739% 1/29/2033	7,000	5,679
Peru (Republic of) 2.783% 1/23/2031	1,200	1,027
Peru (Republic of) 3.00% 1/15/2034	17,390	14,012
Peru (Republic of) 6.55% 3/14/2037	9,500	9,931
Peru (Republic of) 3.55% 3/10/2051	1,200	806
Peru (Republic of) 5.875% 8/8/2054	4,780	4,571
Peru (Republic of) 2.78% 12/1/2060	15,399	8,152
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,700	8,991
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,300	1,205
PETRONAS Capital, Ltd. 4.55% 4/21/2050[1]	800	679
Philippines (Republic of) 3.00% 2/1/2028	8,300	7,819
Philippines (Republic of) 1.648% 6/10/2031	1,200	969
Philippines (Republic of) 3.95% 1/20/2040	9,200	7,674
Philippines (Republic of) 3.70% 2/2/2042	2,500	1,971
Philippines (Republic of) 3.20% 7/6/2046	4,800	3,338
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,226
Poland (Republic of) 4.875% 10/4/2033	10,705	10,299
Poland (Republic of) 5.50% 3/18/2054	3,000	2,766
Qatar (State of) 3.75% 4/16/2030[1]	9,490	9,026
Qatar (State of) 4.625% 6/2/2046	1,500	1,346
Qatar (State of) 5.103% 4/23/2048	1,600	1,521
Qatar (State of) 4.817% 3/14/2049	13,600	12,310
Qatar (State of) 4.40% 4/16/2050[1]	7,600	6,454
Republika Srpska 4.75% 4/27/2026	EUR835	866
Romania 5.375% 3/22/2031	18,105	18,784
Romania 2.00% 1/28/2032	7,500	6,181
Romania 2.00% 1/28/2032	3,300	2,720
Romania 2.00% 4/14/2033	2,720	2,144
Romania 6.375% 1/30/2034[1]	USD12,694	12,173
Romania 3.50% 4/3/2034	EUR30	26
Romania 6.00% 9/24/2044	1,500	1,499
Romania 5.125% 6/15/2048	USD2,900	2,205
Romania 5.125% 6/15/2048[1]	300	228
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	8,000	7,780
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[1]	14,700	12,448
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	21,300	19,918
Senegal (Republic of) 4.75% 3/13/2028	EUR7,600	7,243
Senegal (Republic of) 4.75% 3/13/2028	1,500	1,429
Senegal (Republic of) 5.375% 6/8/2037	680	500
Senegal (Republic of) 6.75% 3/13/2048	USD34,700	23,588
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[1]	7,455	7,304
South Africa (Republic of) 4.30% 10/12/2028	10,910	10,217
South Africa (Republic of) 5.875% 4/20/2032	6,200	5,831
South Africa (Republic of) 7.10% 11/19/2036[1]	1,600	1,561
South Africa (Republic of) 6.25% 3/8/2041	4,805	4,153
South Africa (Republic of) 5.65% 9/27/2047	10,625	7,963

American Funds Multi-Sector Income Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (Republic of) 6.30% 6/22/2048	USD12,200	$9,848
South Africa (Republic of) 5.75% 9/30/2049	8,740	6,562
Sri Lanka (Democratic Socialist Republic of) 4.00% 4/15/2028[1]	961	902
Sri Lanka (Democratic Socialist Republic of) 3.10% 1/15/2030 (3.35% on 7/15/2027)[1,2]	806	669
Sri Lanka (Democratic Socialist Republic of) 3.35% 3/15/2033 (3.60% on 9/15/2027)[1,2]	1,582	1,204
Sri Lanka (Democratic Socialist Republic of) 3.60% 6/15/2035 (5.10% on 12/15/2027)[1,2]	1,068	774
Sri Lanka (Democratic Socialist Republic of) 3.60% 5/15/2036 (3.85% on 11/15/2027)[1,2]	741	565
Sri Lanka (Democratic Socialist Republic of) 3.60% 2/15/2038 (3.85% on 8/15/2027)[1,2]	1,483	1,136
Turkey (Republic of) 7.625% 4/26/2029	2,450	2,543
Turkey (Republic of) 5.875% 6/26/2031	30,250	28,410
Turkey (Republic of) 7.125% 7/17/2032	17,000	16,884
Turkey (Republic of) 6.50% 9/20/2033	12,000	11,415
Turkey (Republic of) 6.00% 1/14/2041	16,200	13,353
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	28,200	19,653
United Mexican States 3.75% 1/11/2028	200	190
United Mexican States 4.50% 4/22/2029	18,100	17,281
United Mexican States 2.659% 5/24/2031	649	528
United Mexican States 4.75% 4/27/2032	18,520	16,825
United Mexican States 6.00% 5/7/2036	9,710	9,162
United Mexican States 6.05% 1/11/2040	13,600	12,618
United Mexican States 4.75% 3/8/2044	200	152
United Mexican States 5.00% 4/27/2051	1,200	904
United Mexican States 6.338% 5/4/2053	8,095	7,233
United Mexican States 6.40% 5/7/2054	5,000	4,489
United Mexican States 3.75% 4/19/2071	4,770	2,641
		1,172,625
Asset-backed obligations 5.71%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.268% 4/15/2034[1,4,10]	2,500	2,514
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,10]	2,055	2,098
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,10]	2,553	2,621
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028[1,10]	1,217	1,210
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,10]	1,645	1,654
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,10]	14,180	14,409
ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 6.37% 10/28/2034[1,4,10]	10,722	10,722
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[1,10]	19,000	18,876
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029[1,10]	13,450	13,370
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029[1,10]	14,800	14,722
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[1,10]	10,000	9,858
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]	100	98
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,10]	1,062	1,012
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,10]	551	524
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,10]	8,000	7,638
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,10]	3,841	3,903
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,10]	9,363	9,564
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.787% 4/25/2034[1,4,10]	4,500	4,520
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]	164	163
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]	300	298
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,10]	4,733	4,505

31	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033[1,10]	USD1,420	$1,319
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,10]	1,859	1,699
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]	564	512
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,10]	418	419
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[10]	1,850	1,871
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[10]	7,182	7,286
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[10]	8,644	8,721
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,10]	4,313	4,268
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[10]	118	114
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]	2,264	2,017
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]	226	213
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]	309	278
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]	94	89
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,10]	14,456	14,463
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,10]	10,706	10,748
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]	158	148
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]	207	193
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,10]	6,000	6,006
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,10]	1,176	1,186
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,10]	589	598
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,10]	3,377	3,431
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,10]	8,000	8,871
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,10]	3,100	3,203
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,10]	15,225	15,576
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,10]	6,000	6,020
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,10]	8,000	8,027
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,10]	10,000	10,365
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,10]	3,920	4,036
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,10]	4,519	4,699
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,10]	6,053	6,106
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,10]	58	58
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,10]	178	176
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,10]	9,464	9,624
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,10]	9,784	10,099
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,10]	100	91
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,10]	3,031	3,037
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]	106	106
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030[1,10]	9,863	11,224
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,10]	4,243	4,573
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[10]	5,589	5,641
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,10]	12,466	13,521
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031[1,10]	18,459	19,713
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031[1,10]	29,214	31,300
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,10]	10,258	10,477
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,10]	12,642	12,782
Exeter Automobile Receivables Trust, Series 2024-5, Class E, 7.22% 5/17/2032[1,10]	15,001	14,912
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,10]	300	297
Fortress Credit BSL, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.322% 10/20/2032[1,4,10]	4,590	4,590
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.626% 4/23/2036[1,4,10]	13,282	13,343
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,10]	84	78
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,10]	2,062	1,837
Generate CLO, Ltd., Series 2023-12, Class D, (3-month USD CME Term SOFR + 5.25%) 9.867% 7/20/2036[1,4,10]	2,000	2,034
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041[1,10]	1,217	1,111
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]	233	225
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]	263	250
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,10]	506	460
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,10]	2,728	2,783
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,10]	3,100	3,293

American Funds Multi-Sector Income Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,10]	USD6,660	$7,143
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,10]	4,227	4,316
GLS Auto Receivables Trust, Series 2024-3A, Class E, 7.25% 6/16/2031[1,10]	4,943	4,920
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[1,10]	4,391	4,402
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD CME Term SOFR + 1.464%) 5.803% 4/25/2035[1,4,10]	125	124
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,10]	10,827	10,827
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,10]	2,688	2,713
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,10]	6,769	6,869
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,10]	10,000	10,191
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,10]	9,556	8,810
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,10]	7,762	7,963
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,10]	4,937	5,118
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]	826	778
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,10]	27,490	25,614
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,10]	1,744	1,756
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,10]	1,500	1,492
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,10]	5,383	5,229
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041[1,10]	7,390	6,406
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041[1,10]	4,205	3,813
KKR Financial CLO, Ltd., Series 40, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.817% 10/20/2034[1,4,10]	3,000	3,008
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,10]	64	64
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,10]	3,556	3,602
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,10]	958	970
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 8.279% 11/16/2034[1,4,10]	2,000	2,006
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,10]	5,122	5,165
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,10]	17,200	17,452
Mission Lane Credit Card Master Trust, Series 2023-A, Class E, 15.73% 7/17/2028[1,10]	6,240	6,324
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,10]	16,499	16,812
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,10]	15,142	15,382
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,10]	1,597	1,607
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[1,10]	5,435	5,483
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,10]	5,700	5,787
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]	3,213	2,957
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]	731	674
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]	1,889	1,576
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]	4,050	3,738
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,10]	5,680	5,108
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,10]	15,283	15,701
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,10]	908	926
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,10]	3,926	4,049
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,10]	1,543	1,520
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,10]	1,095	1,095
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031[1,10]	1,540	1,505
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031[1,10]	610	597
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.876% 10/25/2036[1,4,10]	5,133	5,184
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.776% 10/25/2036[1,4,10]	4,162	4,246
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[1,4,10]	20,112	20,112
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[1,4,10]	15,767	15,771
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.15% 1/15/2033[1,4,10]	10,000	10,000
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.95% 1/15/2033[1,4,10]	5,225	5,225
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,10]	5,191	5,259
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030[1,10]	1,500	1,599
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030[1,10]	10,170	10,907
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,10]	2,050	2,091
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 9.617% 7/20/2036[1,4,10]	10,880	11,049

33	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.247% 4/17/2036[1,4,10]	USD13,000	$13,011
	Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,10]	2,763	2,765
	Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,10]	13,829	13,896
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]	237	211
	SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,10]	4,511	4,043
	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,10]	3,599	3,226
	SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,10]	10,954	11,572
	SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,10]	1,295	1,223
	SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,10]	9,793	9,434
	SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,10]	30,596	31,520
	SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,10]	21,000	21,045
	SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,10]	12,789	12,773
	SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]	2,351	2,151
	SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,10]	1,185	1,134
	Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,10]	872	839
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,10]	774	742
	Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]	749	707
	Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,10]	7,281	7,106
	Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,10]	8,595	8,377
	Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[1,10]	4,458	4,370
	SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]	1,753	1,681
	TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,10]	1,883	1,765
	Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]	286	268
	Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,10]	256	231
	TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,10]	922	872
	TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,10]	1,511	1,340
	Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]	281	262
	Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,10]	2,476	2,210
	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,10]	11,000	11,284
	Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2034[1,4,10]	6,268	6,293
	Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 8.367% 4/20/2034[1,4,10]	6,641	6,664
	Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,10]	17,928	18,405
			968,851
U.S. Treasury bonds & notes 2.03%
U.S. Treasury 2.03%
	U.S. Treasury 4.25% 11/30/2026	2,647	2,647
	U.S. Treasury 4.00% 12/15/2027	38,741	38,449
	U.S. Treasury 4.25% 6/30/2029	2,002	1,992
	U.S. Treasury 4.00% 7/31/2029	839	826
	U.S. Treasury 4.375% 12/31/2029	31,597	31,588
	U.S. Treasury 4.625% 5/31/2031	2,165	2,184
	U.S. Treasury 4.50% 12/31/2031	19,725	19,800
	U.S. Treasury 4.375% 5/15/2034	2,744	2,703
	U.S. Treasury 4.25% 11/15/2034[11]	145,302	141,613
	U.S. Treasury 4.125% 8/15/2044[11]	70,414	63,791
	U.S. Treasury 4.625% 11/15/2044	2,046	1,985
	U.S. Treasury 4.75% 11/15/2053	1,898	1,881
	U.S. Treasury 4.25% 2/15/2054	1,221	1,116
	U.S. Treasury 4.25% 8/15/2054[11]	36,790	33,666
			344,241
Municipals 0.39%
California 0.06%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,490	1,229
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,235	1,725
	City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	6,975	6,909
			9,863

American Funds Multi-Sector Income Fund	34

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Florida 0.00%
	County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	USD75	$60

Illinois 0.02%
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2034	150	152
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	4,020	3,350
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	85	83
	Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	1,810	404
			3,989

Kansas 0.00%
	City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 6/1/2025	395	392

Ohio 0.03%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	6,215	5,493

Puerto Rico 0.20%
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[5]	60	32
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[5]	145	78
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[5,12]	700	378
	Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[5]	90	49
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[5]	1,415	764
	Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[5]	2,000	1,080
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[5]	140	76
	Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[5]	1,595	861
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[5]	550	297
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[5]	65	35
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[5]	80	43
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[5]	45	24
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[5]	155	84
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[5]	2,975	1,614
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[5]	485	263
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[5]	1,680	911
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[5]	460	250
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[5]	1,240	673
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[5]	4,560	2,474
	Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[5]	455	247
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[5]	455	247
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[5]	2,610	1,416
	Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[5]	1,715	930
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[5]	2,315	1,250
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[5]	20	11
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[5]	520	281
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[5]	4,865	2,627
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[5]	1,000	543
	G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	488	491
	G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	1,004
	G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	1,015
	G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	1,012
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	865
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	770
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	653
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	871
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	957	890

35	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
	G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	USD1,129	$765
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	3,620	2,222
	Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	14,745	4,769
			32,865

Texas 0.07%
	Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	12,500	12,297

Washington 0.01%
	Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[1]	1,825	1,861
	Total municipals		66,820
	Total bonds, notes & other debt instruments (cost: $16,298,801,000)		16,322,988
Convertible bonds & notes 0.00%
Communication services 0.00%
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[8]	432	455
	Total convertible bonds & notes (cost: $461,000)		455

Common stocks 0.46%		Shares
Utilities 0.18%
	Talen Energy Corp.[12]	151,339	30,490

Information technology 0.11%
	Diebold Nixdorf, Inc.[12]	432,997	18,636

Energy 0.11%
	New Fortress Energy, Inc., Class A13	1,081,184	16,348
	Exxon Mobil Corp.	12,699	1,366
	Mesquite Energy, Inc.[6,12]	126	7
			17,721

Materials 0.02%
	Venator Materials PLC[6,12]	9,406	3,740

Real estate 0.02%
	WeWork, Inc.[6,12]	274,322	3,566

Health care 0.02%
	Endo, Inc.[12]	121,640	2,883
	Endo GUC Trust, Class A1[1,6,12]	145,095	54
	Endo, Inc., 1L 7.50% Escrow[6,12]	4,600,000	— [9]
	Endo, Inc., 1L 6.125% Escrow[6,12]	3,610,000	— [9]
			2,937

Consumer discretionary 0.00%
	NMG Parent, LLC[6,12]	309	38
	MYT Holding Co., Class B12	8,984	4
	Party City Holdco, Inc.[6,12]	394,088	— [9]
	Party City Holdco, Inc.[1,6,12]	3,934	— [9]
			42

American Funds Multi-Sector Income Fund	36

Common stocks (continued)		Shares	Value (000)

Communication services 0.00%
	Intelsat SA	1	$— [9]

Financials 0.00%
	SVB Financial Group, Class C, Trust Units[6,12]	153,720	— [9]
	Total common stocks (cost: $67,324,000)		77,132
Preferred securities 0.06%
Financials 0.06%
	AH Parent, Inc., Class A, 10.50% perpetual cumulative preferred shares[6,7,8,12]	10,110	10,201

Industrials 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,12]	5	9
	Total preferred securities (cost: $9,964,000)		10,210
Rights & warrants 0.00%
Consumer discretionary 0.00%
	NMG Parent, LLC, warrants, expire 9/24/2027[6,12]	374	— [9]
	Total rights & warrants (cost: $2,000)		— [9]

Short-term securities 3.31%
Money market investments 3.31%
	Capital Group Central Cash Fund 4.50%[14,15]	5,612,603	561,373
	Total short-term securities (cost: $561,276,000)		561,373
	Total investment securities 100.10% (cost: $16,937,828,000)		16,972,158
	Other assets less liabilities (0.10%)		(16,496)
	Net assets 100.00%		$16,955,662
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	3,848	4/3/2025	USD791,185	$(516)
5 Year U.S. Treasury Note Futures	Long	10,854	4/3/2025	1,153,831	(7,565)
10 Year Euro-Bund Futures	Short	145	3/10/2025	(20,043)	530
10 Year U.S. Treasury Note Futures	Long	988	3/31/2025	107,445	(1,909)
10 Year Ultra U.S. Treasury Note Futures	Short	15,617	3/31/2025	(1,738,367)	25,921
20 Year U.S. Treasury Note Futures	Long	3,887	3/31/2025	442,511	(12,313)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,375	3/31/2025	(163,496)	6,697
					$10,845

37	American Funds Multi-Sector Income Fund

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	14,173	EUR	13,446	Citibank	1/8/2025	$241
USD	4,626	EUR	4,434	HSBC Bank	1/10/2025	31
USD	2,714	EUR	2,565	Morgan Stanley	1/15/2025	55
USD	22,597	EUR	21,470	Morgan Stanley	1/17/2025	342
USD	106,337	EUR	101,375	BNP Paribas	1/24/2025	1,225
USD	5,129	EUR	4,885	HSBC Bank	1/24/2025	64
						$1,958
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD1	$— [9]	$— [9]	$— [9]
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[16] (000)	Value at 12/31/2024[17] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD141,000	$10,881	$11,516	$(635)
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.31%
Money market investments 3.31%
Capital Group Central Cash Fund 4.50% [14]	$284,321	$4,522,794	$4,246,039	$158	$139	$561,373	$27,486
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,6]	6/23/2023 - 10/22/2024	$17,611	$18,241	.11%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023	16,107	16,489.10
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023-12/13/2024	1,178	1,186.01
AH Parent, Inc., Class A, 10.50% perpetual cumulative preferred shares[6,8,12]	9/27/2024	9,959	10,201.06

American Funds Multi-Sector Income Fund	38

Restricted securities7 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-6/24/2024	$9,748	$9,941	.06%
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	9,180	9,144.05
Modec Finance BV 7.84% 7/15/2026[6]	7/28/2023	9,000	9,049.05
Total		$72,783	$74,251	.44%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,944,839,000, which represented 40.96% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $226,881,000, which represented 1.34% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Scheduled interest and/or principal payment was not received.
[6]	Value determined using significant unobservable inputs.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $74,251,000, which represented .44% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $27,990,000, which represented .17% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $16,348,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

39	American Funds Multi-Sector Income Fund

Financial statements
Statement of assets and liabilities at December 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,376,552)	$16,410,785
Affiliated issuers (cost: $561,276)	561,373	$16,972,158
Cash		134
Cash collateral pledged for futures contracts		16,236
Unrealized appreciation on open forward currency contracts		1,958
Unrealized appreciation on unfunded commitments*		3
Receivables for:
Sales of investments	26,194
Sales of fund’s shares	24,024
Dividends and interest	221,086
Variation margin on futures contracts	4,486
Variation margin on centrally cleared swap contracts	135	275,925
		17,266,414
Liabilities:
Payables for:
Purchases of investments	275,794
Repurchases of fund’s shares	26,025
Dividends on fund’s shares	623
Investment advisory services	4,697
Services provided by related parties	957
Trustees’ deferred compensation	39
Variation margin on futures contracts	2,309
Variation margin on centrally cleared swap contracts	73
Other	235	310,752
Commitments and contingencies*
Net assets at December 31, 2024		$16,955,662
Net assets consist of:
Capital paid in on shares of beneficial interest		$17,135,347
Total distributable earnings (accumulated loss)		(179,685)
Net assets at December 31, 2024		$16,955,662
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	40

Financial statements (continued)
Statement of assets and liabilities at December 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,813,601 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$1,310,019	140,121	$9.35
Class C	56,766	6,072	9.35
Class T	24	3	9.35
Class F-1	23,418	2,505	9.35
Class F-2	3,625,387	387,776	9.35
Class F-3	1,077,083	115,206	9.35
Class 529-A	29,000	3,102	9.35
Class 529-C	1,680	180	9.35
Class 529-E	951	102	9.35
Class 529-T	31	3	9.35
Class 529-F-1	31	3	9.35
Class 529-F-2	13,460	1,440	9.35
Class 529-F-3	11	1	9.35
Class R-1	409	44	9.35
Class R-2	2,357	252	9.35
Class R-2E	111	12	9.35
Class R-3	3,635	389	9.35
Class R-4	3,302	353	9.35
Class R-5E	1,865	200	9.35
Class R-5	1,021	109	9.35
Class R-6	10,805,101	1,155,728	9.35

Refer to the notes to financial statements.

41	American Funds Multi-Sector Income Fund

Financial statements (continued)
Statement of operations for the year ended December 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$995,419
Dividends (includes $27,486 from affiliates)	27,844	$1,023,263
Fees and expenses*:
Investment advisory services	49,953
Distribution services	3,484
Transfer agent services	4,143
Administrative services	4,530
529 plan services	19
Reports to shareholders	271
Registration statement and prospectus	1,067
Trustees’ compensation	57
Auditing and legal	168
Custodian	147
Other	33
Total fees and expenses before waiver	63,872
Less waiver of fees and expenses:
Transfer agent services waiver	— †
Total fees and expenses after waiver		63,872
Net investment income		959,391
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	79,646
Affiliated issuers	158
Options written	9,284
Futures contracts	16,789
Forward currency contracts	6,652
Swap contracts	(12,344)
Currency transactions	3	100,188
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(89,478)
Affiliated issuers	139
Futures contracts	30,914
Forward currency contracts	2,927
Swap contracts	(642)
Currency translations	(266)	(56,406)
Net realized gain (loss) and unrealized appreciation (depreciation)		43,782
Net increase (decrease) in net assets resulting from operations		$1,003,173
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	42

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2024	2023

Operations:
Net investment income	$959,391	$683,830
Net realized gain (loss)	100,188	(204,893)
Net unrealized appreciation (depreciation)	(56,406)	719,086
Net increase (decrease) in net assets resulting from operations	1,003,173	1,198,023
Distributions paid or accrued to shareholders	(967,930)	(702,734)
Net capital share transactions	3,645,693	3,610,326
Total increase (decrease) in net assets	3,680,936	4,105,615
Net assets:
Beginning of year	13,274,726	9,169,111
End of year	$16,955,662	$13,274,726
Refer to the notes to financial statements.

43	American Funds Multi-Sector Income Fund

Notes to financial statements
1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

American Funds Multi-Sector Income Fund	44

Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

45	American Funds Multi-Sector Income Fund

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$10,919,799	$31,373	$10,951,172
Mortgage-backed obligations	—	2,794,337	24,942	2,819,279
Bonds & notes of governments & government agencies outside the U.S.	—	1,172,625	—	1,172,625
Asset-backed obligations	—	958,024	10,827	968,851
U.S. Treasury bonds & notes	—	344,241	—	344,241
Municipals	—	66,820	—	66,820
Convertible bonds & notes	—	455	—	455
Common stocks	69,723	4	7,405	77,132
Preferred securities	—	—	10,210	10,210
Rights & warrants	—	—	— *	— *
Short-term securities	561,373	—	—	561,373
Total	$631,096	$16,256,305	$84,757	$16,972,158
Refer to the end of the table for footnotes.
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$33,148	$—	$—	$33,148
Unrealized appreciation on open forward currency contracts	—	1,958	—	1,958
Unrealized appreciation on centrally cleared credit default swaps	—	— *	—	— *
Liabilities:
Unrealized depreciation on futures contracts	(22,303)	—	—	(22,303)
Unrealized depreciation on centrally cleared credit default swaps	—	(635)	—	(635)
Total	$10,845	$1,323	$—	$12,168
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

47	American Funds Multi-Sector Income Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Multi-Sector Income Fund	48

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

49	American Funds Multi-Sector Income Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2024, the fund’s maximum exposure of unfunded bond commitments was $14,838,000, which would represent 0.09% of the net assets of the fund should such commitments become due. Unrealized appreciation of $3,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

American Funds Multi-Sector Income Fund	50

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. As of December 31, 2024, the fund did not hold any options on futures. The average month-end notional amount of options on futures while held was $22,284,850,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,345,283,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $112,386,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

51	American Funds Multi-Sector Income Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $163,602,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forwards currency contracts and credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$33,148	Unrealized depreciation*	$22,303
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,958	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	— †	Unrealized depreciation*	635
			$35,106		$22,938

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	52

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(11,848)	Net unrealized appreciation (depreciation) on investments	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	9,284	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	16,789	Net unrealized appreciation (depreciation) on futures contracts	30,914
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	6,652	Net unrealized appreciation (depreciation) on forward currency contracts	2,927
Swap	Credit	Net realized gain (loss) on swap contracts	(12,344)	Net unrealized appreciation (depreciation) on swap contracts	(642)
			$8,533		$33,199
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
†
Amount less than one thousand.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts and credit default swaps. For options on futures, futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$1,225	$ —	$ —	$ (760)	$465
Citibank	241	—	—	(190)	51
HSBC Bank	95	—	—	—	95
Morgan Stanley	397	—	—	(340)	57
Total	$1,958	$ —	$ —	$ (1,290)	$668
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

53	American Funds Multi-Sector Income Fund

As of and during the year ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2024, the fund reclassified $4,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$22,822
Capital loss carryforward*	(232,473)
Gross unrealized appreciation on investments	355,687
Gross unrealized depreciation on investments	(323,385)
Net unrealized appreciation (depreciation) on investments	32,302
Cost of investments	16,940,508
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended December 31,
Share class	2024	2023
Class A	$59,525	$37,526
Class C	2,083	1,152
Class T	2	1
Class F-1	1,228	986
Class F-2	196,388	127,031
Class F-3	53,566	35,397
Class 529-A	1,333	752
Class 529-C	78	45
Class 529-E	42	17
Class 529-T	2	2
Class 529-F-1	2	2
Class 529-F-2	635	284
Class 529-F-3	1	1
Class R-1	13	5
Class R-2	97	59
Class R-2E	4	1
Class R-3	172	108
Class R-4	139	70
Class R-5E	71	28
Class R-5	50	17
Class R-6	652,499	499,250
Total	$967,930	$702,734

American Funds Multi-Sector Income Fund	54

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.332% on the first $15.0 billion of daily net assets and decreasing to 0.300% on such assets in excess of $15.0 billion. For the year ended December 31, 2024, the investment advisory services fees were $49,953,000, which were equivalent to an annualized rate of 0.331% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2024, unreimbursed expenses subject to reimbursement totaled $1,243,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2024, AFS waived transfer agent services fees of less than $1,000 for share classes R-3 and R-5E. AFS does not intend to recoup this waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

55	American Funds Multi-Sector Income Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2024, the 529 plan services fees were $19,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.
For the year ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$2,937	$811	$294	Not applicable
Class C	387	31	12	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	50	24	6	Not applicable
Class F-2	Not applicable	3,218	927	Not applicable
Class F-3	Not applicable	1	248	Not applicable
Class 529-A	56	17	7	$12
Class 529-C	14	1	— *	1
Class 529-E	4	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	3	6
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	2	— *	— *	Not applicable
Class R-2	13	3	1	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	15	3	1	Not applicable
Class R-4	6	2	1	Not applicable
Class R-5E	Not applicable	2	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	27	3,030	Not applicable

Total class-specific expenses	$3,484	$4,143	$4,530	$19
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $57,000 in the fund’s statement of operations reflects $52,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

American Funds Multi-Sector Income Fund	56

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$699,010	74,477	$58,387	6,231	$(162,636)	(17,361)	$594,761	63,347
Class C	36,966	3,931	2,059	220	(7,891)	(842)	31,134	3,309
Class T	—	—	—	—	—	—	—	—
Class F-1	14,097	1,509	1,218	130	(8,769)	(940)	6,546	699
Class F-2	1,491,043	159,311	193,114	20,623	(696,299)	(74,502)	987,858	105,432
Class F-3	485,046	51,664	52,589	5,616	(143,040)	(15,298)	394,595	41,982
Class 529-A	17,099	1,826	1,329	142	(5,208)	(557)	13,220	1,411
Class 529-C	1,522	163	78	8	(957)	(102)	643	69
Class 529-E	639	69	42	5	(51)	(6)	630	68
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	8,201	877	633	67	(1,683)	(179)	7,151	765
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	321	35	11	1	(39)	(4)	293	32
Class R-2	1,319	141	97	10	(293)	(31)	1,123	120
Class R-2E	125	13	2	— †	(43)	(4)	84	9
Class R-3	1,698	181	170	18	(510)	(54)	1,358	145
Class R-4	2,154	229	139	15	(369)	(39)	1,924	205
Class R-5E	1,369	145	69	8	(447)	(48)	991	105
Class R-5	460	49	47	5	(25)	(3)	482	51
Class R-6	1,384,672	148,064	651,826	69,638	(433,603)	(46,447)	1,602,895	171,255
Total net increase (decrease)	$4,145,741	442,684	$961,815	102,737	$(1,461,863)	(156,417)	$3,645,693	389,004
Refer to the end of the table for footnotes.

57	American Funds Multi-Sector Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$290,295	32,222	$36,881	4,092	$(257,994)	(28,703)	$69,182	7,611
Class C	16,507	1,829	1,138	126	(9,523)	(1,057)	8,122	898
Class T	—	—	—	—	—	—	—	—
Class F-1	7,432	826	980	108	(7,578)	(844)	834	90
Class F-2	1,334,656	148,423	124,929	13,875	(453,325)	(50,477)	1,006,260	111,821
Class F-3	298,504	33,114	34,523	3,834	(118,393)	(13,191)	214,634	23,757
Class 529-A	7,537	834	749	83	(3,213)	(356)	5,073	561
Class 529-C	558	62	44	5	(285)	(32)	317	35
Class 529-E	269	30	16	2	(177)	(20)	108	12
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	3,126	347	283	32	(707)	(78)	2,702	301
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	69	8	4	— †	(41)	(5)	32	3
Class R-2	830	92	59	7	(533)	(59)	356	40
Class R-2E	3	— †	— †	— †	—	—	3	— †
Class R-3	1,675	184	107	12	(646)	(71)	1,136	125
Class R-4	387	43	70	8	(332)	(37)	125	14
Class R-5E	771	84	26	3	(215)	(24)	582	63
Class R-5	323	36	15	2	(17)	(2)	321	36
Class R-6	2,077,017	229,891	498,625	55,366	(275,108)	(30,869)	2,300,534	254,388
Total net increase (decrease)	$4,039,959	448,025	$698,454	77,555	$(1,128,087)	(125,825)	$3,610,326	399,755
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,994,628,000 and $7,617,928,000, respectively, during the year ended December 31, 2024.

American Funds Multi-Sector Income Fund	58

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2024	$9.32	$.56	$.04	$.60	$(.57 )	$—	$(.57 )	$9.35	6.59%	$1,310	.75%	.75%	6.01%
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.58	716.77		.77	5.86
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40 )	— [5]	(.40 )	8.95	(12.05)	619.79		.78	4.44
12/31/2021	10.81	.36	(.11 )	.25	(.36 )	(.07 )	(.43 )	10.63	2.38	680.84		.83	3.34
12/31/2020	10.32	.41	.68	1.09	(.43 )	(.17 )	(.60 )	10.81	11.07	356	1.09	.85	3.96
Class C:
12/31/2024	9.32	.50	.03	.53	(.50 )	—	(.50 )	9.35	5.85	57	1.45	1.45	5.31
12/31/2023	8.95	.47	.38	.85	(.48 )	—	(.48 )	9.32	9.81	26	1.47	1.47	5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34 )	— [5]	(.34 )	8.95	(12.67)	17	1.49	1.49	3.70
12/31/2021	10.81	.28	(.10 )	.18	(.29 )	(.07 )	(.36 )	10.63	1.67	24	1.54	1.53	2.63
12/31/2020[6,7]	9.67	.22	1.20	1.42	(.24 )	(.04 )	(.28 )	10.81	14.78 [8]	10	1.67 [9]	1.55 [9]	3.12 [9]
Class T:
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.94 [10]	— [11]	.42 [10]	.42 [10]	6.35 [10]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.97 [10]	— [11]	.41 [10]	.41 [10]	6.22 [10]
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.79)[10]	— [11]	.48 [10]	.48 [10]	4.74 [10]
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.63 [10]	— [11]	.59 [10]	.59 [10]	3.61 [10]
12/31/2020[6,7]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.45 [8,10]	— [11]	.94 [9,10]	.62 [9,10]	4.22 [9,10]
Class F-1:
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.60	24.74		.74	6.03
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.60	17.75		.75	5.88
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40 )	— [5]	(.40 )	8.95	(12.06)	15.79		.79	4.45
12/31/2021	10.81	.36	(.11 )	.25	(.36 )	(.07 )	(.43 )	10.63	2.37	15.85		.85	3.33
12/31/2020[6,7]	9.67	.27	1.19	1.46	(.28 )	(.04 )	(.32 )	10.81	15.26 [8]	7	1.09 [9]	.88 [9]	3.84 [9]
Class F-2:
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.88	3,625.48		.48	6.30
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.89	2,631.48		.48	6.19
12/31/2022	10.63	.46	(1.71)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.81)	1,526.50		.50	4.90
12/31/2021	10.81	.38	(.10 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.66	804.56		.56	3.55
12/31/2020	10.32	.44	.67	1.11	(.45 )	(.17 )	(.62 )	10.81	11.26	119.78		.59	4.13
Class F-3:
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.99	1,077.37		.37	6.40
12/31/2023	8.95	.57	.38	.95	(.58 )	—	(.58 )	9.32	11.01	682.38		.38	6.29
12/31/2022	10.63	.46	(1.70)	(1.24)	(.44 )	— [5]	(.44 )	8.95	(11.72)	443.41		.40	4.92
12/31/2021	10.81	.39	(.10 )	.29	(.40 )	(.07 )	(.47 )	10.63	2.73	297.49		.48	3.64
12/31/2020	10.32	.44	.68	1.12	(.46 )	(.17 )	(.63 )	10.81	11.32	55.73		.53	4.18
Class 529-A:
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.58	29.76		.76	6.01
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.59	16.76		.76	5.90
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41 )	— [5]	(.41 )	8.95	(12.03)	10.76		.75	4.50
12/31/2021	10.81	.36	(.10 )	.26	(.37 )	(.07 )	(.44 )	10.63	2.43	10.81		.80	3.35
12/31/2020[6,7]	9.67	.27	1.19	1.46	(.28 )	(.04 )	(.32 )	10.81	15.23 [8]	3	1.05 [9]	.92 [9]	3.78 [9]
Refer to the end of the table for footnotes.

59	American Funds Multi-Sector Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2024	$9.32	$.50	$.03	$.53	$(.50 )	$—	$(.50 )	$9.35	5.81%	$2	1.49%	1.49%	5.28%
12/31/2023	8.95	.47	.38	.85	(.48 )	—	(.48 )	9.32	9.79	1	1.49	1.49	5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34 )	— [5]	(.34 )	8.95	(12.68)	1	1.49	1.49	3.75
12/31/2021	10.81	.28	(.11 )	.17	(.28 )	(.07 )	(.35 )	10.63	1.65	1	1.54	1.54	2.61
12/31/2020[6,7]	9.67	.24	1.20	1.44	(.26 )	(.04 )	(.30 )	10.81	14.97 [8,10]	— [11]	1.58 [9,10]	1.39 [9,10]	3.36 [9,10]
Class 529-E:
12/31/2024	9.32	.55	.03	.58	(.55 )	—	(.55 )	9.35	6.40	1.94		.94	5.83
12/31/2023	8.95	.52	.38	.90	(.53 )	—	(.53 )	9.32	10.42	— [11]	.92	.92	5.77
12/31/2022	10.63	.41	(1.70)	(1.29)	(.39 )	— [5]	(.39 )	8.95	(12.18)[10]	— [11]	.93 [10]	.92 [10]	4.29 [10]
12/31/2021	10.81	.34	(.10 )	.24	(.35 )	(.07 )	(.42 )	10.63	2.25 [10]	— [11]	.98 [10]	.97 [10]	3.18 [10]
12/31/2020[6,7]	9.67	.28	1.19	1.47	(.29 )	(.04 )	(.33 )	10.81	15.38 [8,10]	— [11]	.99 [9,10]	.75 [9,10]	4.03 [9,10]
Class 529-T:
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.89 [10]	— [11]	.47 [10]	.47 [10]	6.30 [10]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.92 [10]	— [11]	.46 [10]	.46 [10]	6.18 [10]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.82)[10]	— [11]	.53 [10]	.52 [10]	4.71 [10]
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.57 [10]	— [11]	.65 [10]	.65 [10]	3.55 [10]
12/31/2020[6,7]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.40 [8,10]	— [11]	1.00 [9,10]	.68 [9,10]	4.15 [9,10]
Class 529-F-1:
12/31/2024	9.32	.58	.04	.62	(.59 )	—	(.59 )	9.35	6.81 [10]	— [11]	.55 [10]	.55 [10]	6.23 [10]
12/31/2023	8.95	.55	.38	.93	(.56 )	—	(.56 )	9.32	10.82 [10]	— [11]	.55 [10]	.55 [10]	6.08 [10]
12/31/2022	10.63	.44	(1.70)	(1.26)	(.42 )	— [5]	(.42 )	8.95	(11.88)[10]	— [11]	.60 [10]	.59 [10]	4.64 [10]
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.57 [10]	— [11]	.66 [10]	.65 [10]	3.54 [10]
12/31/2020[6,7]	9.67	.30	1.18	1.48	(.30 )	(.04 )	(.34 )	10.81	15.43 [8,10]	— [11]	.82 [9,10]	.59 [9,10]	4.29 [9,10]
Class 529-F-2:
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.90	14.46		.46	6.31
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.93	6.45		.45	6.22
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.81)	3.51		.50	4.75
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.59	3.63		.63	3.55
12/31/2020[6,12]	10.41	.07	.45	.52	(.08 )	(.04 )	(.12 )	10.81	4.96 [8]	2	.12 [8]	.11 [8]	.65 [8]
Class 529-F-3:
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.91	— [11]	.44	.44	6.33
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.92	— [11]	.45	.45	6.18
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.79)	— [11]	.49	.49	4.74
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.67	— [11]	.59	.57	3.64
12/31/2020[6,12]	10.41	.07	.45	.52	(.08 )	(.04 )	(.12 )	10.81	4.97 [8]	— [11]	.14 [8]	.10 [8]	.66 [8]
Class R-1:
12/31/2024	9.32	.51	.04	.55	(.52 )	—	(.52 )	9.35	5.99 [10]	— [11]	1.34 [10]	1.34 [10]	5.45 [10]
12/31/2023	8.95	.49	.38	.87	(.50 )	—	(.50 )	9.32	10.10 [10]	— [11]	1.21 [10]	1.21 [10]	5.47 [10]
12/31/2022	10.63	.39	(1.70)	(1.31)	(.37 )	— [5]	(.37 )	8.95	(12.34)[10]	— [11]	1.11 [10]	1.11 [10]	4.14 [10]
12/31/2021	10.81	.31	(.10 )	.21	(.32 )	(.07 )	(.39 )	10.63	1.97 [10]	— [11]	1.29 [10]	1.28 [10]	2.90 [10]
12/31/2020[6,7]	9.67	.25	1.20	1.45	(.27 )	(.04 )	(.31 )	10.81	15.12 [8,10]	— [11]	1.35 [9,10]	1.14 [9,10]	3.62 [9,10]
Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	60

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2024	$9.32	$.51	$.04	$.55	$(.52 )	$—	$(.52 )	$9.35	6.02%	$2	1.29%	1.29%	5.47%
12/31/2023	8.95	.48	.38	.86	(.49 )	—	(.49 )	9.32	9.91	1	1.37	1.37	5.31
12/31/2022	10.63	.37	(1.70)	(1.33)	(.35 )	— [5]	(.35 )	8.95	(12.55)	1	1.34	1.34	3.85
12/31/2021	10.81	.30	(.10 )	.20	(.31 )	(.07 )	(.38 )	10.63	1.87	1	1.31	1.31	2.82
12/31/2020[6,7]	9.67	.26	1.19	1.45	(.27 )	(.04 )	(.31 )	10.81	15.15 [8,10]	— [11]	1.30 [9,10]	1.09 [9,10]	3.67 [9,10]
Class R-2E:
12/31/2024	9.32	.55	.05	.60	(.57 )	—	(.57 )	9.35	6.55 [10]	— [11]	.87 [10]	.87 [10]	5.89 [10]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.94 [10]	— [11]	.44 [10]	.44 [10]	6.20 [10]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.79)[10]	— [11]	.50 [10]	.49 [10]	4.68 [10]
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.69 [10]	— [11]	.54 [10]	.54 [10]	3.66 [10]
12/31/2020[6,7]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.44 [8,10]	— [11]	.95 [9,10]	.63 [9,10]	4.21 [9,10]
Class R-3:
12/31/2024	9.32	.54	.04	.58	(.55 )	—	(.55 )	9.35	6.35	4.98		.97	5.80
12/31/2023	8.95	.51	.38	.89	(.52 )	—	(.52 )	9.32	10.31	2	1.00	1.00	5.68
12/31/2022	10.63	.39	(1.69)	(1.30)	(.38 )	— [5]	(.38 )	8.95	(12.30)	1	1.06	1.06	4.14
12/31/2021	10.81	.33	(.10 )	.23	(.34 )	(.07 )	(.41 )	10.63	2.15	1	1.07	1.07	3.11
12/31/2020[6,7]	9.67	.26	1.20	1.46	(.28 )	(.04 )	(.32 )	10.81	15.24 [8]	— [11]	1.11 [9]	.99 [9]	3.73 [9]
Class R-4:
12/31/2024	9.32	.57	.03	.60	(.57 )	—	(.57 )	9.35	6.65	3.68		.68	6.06
12/31/2023	8.95	.53	.39	.92	(.55 )	—	(.55 )	9.32	10.62	1.73		.73	5.92
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41 )	— [5]	(.41 )	8.95	(12.02)	1.75		.75	4.34
12/31/2021	10.81	.37	(.11 )	.26	(.37 )	(.07 )	(.44 )	10.63	2.44	2.78		.77	3.44
12/31/2020[6,7]	9.67	.26	1.21	1.47	(.29 )	(.04 )	(.33 )	10.81	15.38 [8]	2	.85 [9]	.78 [9]	3.69 [9]
Class R-5E:
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.84	2.52		.51	6.25
12/31/2023	8.95	.55	.38	.93	(.56 )	—	(.56 )	9.32	10.83	1.54		.54	6.13
12/31/2022	10.63	.43	(1.69)	(1.26)	(.42 )	— [5]	(.42 )	8.95	(11.88)	— [11]	.59	.59	4.49
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.60	1.63		.63	3.56
12/31/2020[6,7]	9.67	.29	1.19	1.48	(.30 )	(.04 )	(.34 )	10.81	15.45 [8]	— [11]	.76 [9]	.59 [9]	4.17 [9]
Class R-5:
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.95	1.41		.41	6.35
12/31/2023	8.95	.56	.39	.95	(.58 )	—	(.58 )	9.32	10.99	1.39		.39	6.25
12/31/2022	10.63	.44	(1.68)	(1.24)	(.44 )	— [5]	(.44 )	8.95	(11.77)	— [11]	.48	.48	4.58
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.69	— [11]	.51	.51	3.64
12/31/2020[6,7]	9.67	.30	1.19	1.49	(.31 )	(.04 )	(.35 )	10.81	15.50 [8]	— [11]	.82 [9]	.53 [9]	4.23 [9]
Class R-6:
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.99	10,805.37		.37	6.41
12/31/2023	8.95	.56	.39	.95	(.58 )	—	(.58 )	9.32	11.01	9,174.38		.38	6.29
12/31/2022	10.63	.48	(1.72)	(1.24)	(.44 )	— [5]	(.44 )	8.95	(11.72)	6,532.39		.39	5.21
12/31/2021	10.81	.39	(.10 )	.29	(.40 )	(.07 )	(.47 )	10.63	2.74	1,457.47		.47	3.61
12/31/2020	10.32	.44	.68	1.12	(.46 )	(.17 )	(.63 )	10.81	11.32	1.69		.52	4.17
Refer to the end of the table for footnotes.

61	American Funds Multi-Sector Income Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[13,14]	Year ended December 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	76%	62%	40%	36%	73%
Including mortgage dollar roll transactions	78%	62%	40%	36%	73%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]	Based on operations for a period that is less than a full year.
[7]	This share class began investment operations on May 1, 2020.
[8]	Not annualized.
[9]	Annualized.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	62

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Multi-Sector Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Funds Multi-Sector Income Fund (the “Fund”), including the investment portfolio, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets  for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

63	American Funds Multi-Sector Income Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2024:
Qualified dividend income	$2,336,000
Section 163(j) interest dividends	$955,155,000
Corporate dividends received deduction	$434,000
U.S. government income that may be exempt from state taxation	$29,192,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

64

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

65	American Funds Multi-Sector Income Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Multi-Sector Income Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 07, 2025